As filed with the Securities and Exchange Commission on April 28, 2016

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 120	☒

(Check appropriate box or boxes)

STERLING CAPITAL FUNDS

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100 Raleigh, NC	27612
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

Copies to:
James T. Gillespie, President Sterling Capital Funds 3605 Glenwood Avenue, Suite 100 Raleigh, NC 27612	Thomas R. Hiller, Esquire Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02119

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2016 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [ ] pursuant to paragraph (a)1

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2016

STERLING CAPITAL STRATTON MID CAP VALUE FUND	A SHARES: STRLX	C SHARES: STRNX
STERLING CAPITAL STRATTON REAL ESTATE FUND	A SHARES: STMMX	C SHARES: STMOX
STERLING CAPITAL STRATTON SMALL CAP VALUE FUND	A SHARES: STSNX	C SHARES: STSOX

CLASS A SHARES

CLASS C SHARES

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

Fund Summaries
Carefully review this important	3	Sterling Capital Stratton Mid Cap Value Fund
section which summarizes each	8	Sterling Capital Stratton Real Estate Fund
Fund’s objectives, fees, principal	13	Sterling Capital Stratton Small Cap Value Fund
investment strategies and risks, management, how to buy and sell fund shares, tax information and payments to broker-dealers.

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.	20	Investment Practices
	22	Additional Information about each Fund’s Investments
	23	Investment Risks

Fund Management
Review this section for details on the people and organizations who oversee the Funds.	27	The Investment Adviser
	27	Portfolio Managers
	28	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.	29	Choosing a Share Class
	30	Pricing of Fund Shares
	31	Purchasing and Adding to Your Shares
	35	Selling Your Shares
	37	General Policies on Selling Shares
	39	Distribution Arrangements/Sales Charges
	41	Distribution and Shareholder Service (12b-1) Fees
	42	Exchanging Your Shares
	43	Cost Basis Reporting
	43	Market Timing Policies
	43	Dividends, Distributions and Taxes
	45	Additional Information About the Funds

Other Information About the Funds
	47	Financial Highlights

2

Summary	Sterling Capital Stratton Mid Cap Value Fund

Class A Shares STRLX	Class C Shares STRNX

Investment Objective	The Fund seeks long-term growth of capital. The Fund also seeks current income from interest and dividends as a secondary objective.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 39 of the Fund’s prospectus and in “Sales Charges” on page 11 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.22%	0.22%
Total Annual Fund Operating Expenses	1.17%	1.92%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$687	$925	$1,182	$1,914
Class C Shares	$195	$603	$1,037	$2,243

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$687	$925	$1,182	$1,914
Class C Shares	$195	$603	$1,037	$2,243

3

Summary	Sterling Capital Stratton Mid Cap Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.28% of the average value of its portfolio.

Strategy, Risks

and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of March 31, 2016, the capitalization range of the Russell Midcap® Index was between $171 million and $30.1 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid-Capitalization Company Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

4

Summary	Sterling Capital Stratton Mid Cap Value Fund

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Investment Style Risk: A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

5

Summary	Sterling Capital Stratton Mid Cap Value Fund

Class A Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	19.33%	06/30/09
Worst quarter:	–21.98%	09/30/11

Average Annual Total Returns as of December 31, 2015(1)

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	–7.44%	6.89%	3.77%
Return After Taxes on Distributions	–8.23%	6.67%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares	–3.58%	5.41%	3.05%
Class C Shares (1)	–1.87%	8.15%	4.38%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	–4.78%	11.25%	7.61%
Russell Midcap® Index
(reflects no deductions for fees, expenses, or taxes)	–2.44%	11.44%	8.00%

(1) Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Mid Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on September 30, 1972.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

6

Summary	Sterling Capital Stratton Mid Cap Value Fund

The Russell Midcap® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers	Shawn M. Gallagher, CFA

Director of Sterling Capital and Lead Portfolio Manager

Since November 16, 2015*

Andrew T. DiZio, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015*

* Mr. Gallagher served as a portfolio manager of the Predecessor Fund since 2012. Mr. DiZio served as a portfolio manager of the Predecessor Fund since 2012.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax- advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Summary	Sterling Capital Stratton Real Estate Fund

Class A Shares STMMX	Class C Shares STMOX

Investment Objective	The Fund seeks total return through investment in real estate securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 39 of the Fund’s prospectus and in “Sales Charges” on page 11 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.58%	0.58%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.21%	0.21%
Total Annual Fund Operating Expenses	1.04%	1.79%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$675	$887	$1,116	$1,773
Class C Shares	$182	$563	$970	$2,105

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$675	$887	$1,116	$1,773
Class C Shares	$182	$563	$970	$2,105

8

Summary	Sterling Capital Stratton Real Estate Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.47% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services.

9

Summary	Sterling Capital Stratton Real Estate Fund

In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

10

Summary	Sterling Capital Stratton Real Estate Fund

Class A Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	32.87%	09/30/09
Worst quarter:	–34.20%	12/31/08

Average Annual Total Returns as of December 31, 2015(1)

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	–4.02%	9.91%	7.13%
Return After Taxes on Distributions	–5.01%	8.63%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	–2.05%	7.55%	5.33%
Class C Shares(1)	1.75%	11.20%	7.76%
FTSE NAREIT All Equity REITs Index
(reflects no deductions for fees, expenses, or taxes)(2)	2.83%	11.91%	—
S&P 500® Index
(reflects no deductions for fees, expenses, or taxes)	1.39%	12.55%	7.30%

(1) Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Real Estate Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on May 31, 1980.

(2) Ten year returns for the FTSE NAREIT All Equity REITs Index are not available, as the inception date of the Index is March 6, 2006.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

11

Summary	Sterling Capital Stratton Real Estate Fund

The FTSE NAREIT All Equity REITs Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 50% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of March 31, 2016, the FTSE NAREIT All Equity REITs Index was comprised of 165 REITs.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Andrew T. DiZio, CFA

Director of Sterling Capital and Lead Portfolio Manager

Since November 16, 2015*

Shawn M. Gallagher, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015*

* Mr. DiZio served as a portfolio manager of the Predecessor Fund since 2012. Mr. Gallagher served as a portfolio manager of the Predecessor Fund since 2012.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax- advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12

Summary	Sterling Capital Stratton Small Cap Value Fund

Class A Shares STSNX	Class C Shares STSOX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 39 of the Fund’s prospectus and in “Sales Charges” on page 11 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.24%	0.24%
Total Annual Fund Operating Expenses	1.34%	2.09%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class C Shares	$212	$655	$1,124	$2,421

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class C Shares	$212	$655	$1,124	$2,421

13

Summary	Sterling Capital Stratton Small Cap Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.33% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of March 31, 2016, the market capitalization of the largest company in the Russell 2000® Index was $6.1 billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from

14

Summary	Sterling Capital Stratton Small Cap Value Fund

changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

15

Summary	Sterling Capital Stratton Small Cap Value Fund

Class A Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	19.54%	09/30/09
Worst quarter:	–21.73%	12/31/08

Average Annual Total Returns as of December 31, 2015(1)

	1 Year	5 Years	10 Years
Class A Shares(1)
Return Before Taxes	–9.67%	8.41%	6.01%
Return After Taxes on Distributions	–9.99%	7.86%	5.67%
Return After Taxes on Distributions and Sale of Fund Shares	–5.21%	6.65%	4.85%
Class C Shares(1)	–4.24%	9.68%	6.63%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	–7.47%	7.67%	5.57%
Russell 2000® Index
(reflects no deductions for fees, expenses, or taxes)	–4.41%	9.19%	6.80%

(1) Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund’s predecessor, Stratton Small Cap Value Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on April 12, 1993.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

The Russell 2000® Value Index is an unmanaged index measuring the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

16

Summary	Sterling Capital Stratton Small Cap Value Fund

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® Index total market capitalization. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of March 27, 2016) of the investable U.S. equity market.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Gerald M. Van Horn, CFA

Executive Director of Sterling Capital and Lead Portfolio Manager

Since November 16, 2015*

Shawn M. Gallagher, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015

Andrew T. DiZio, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015

* Mr. Van Horn served as a portfolio manager of the Predecessor Fund since 2000.

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax- advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are described under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of each Fund and provides additional information regarding non-principal strategies in which a Fund may engage.

Sterling Capital Stratton Mid Cap Value Fund — The common stocks in which the Fund invests are of well-established companies that Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) believes are underpriced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

Sterling Capital Stratton Real Estate Fund — Examples of companies that might be included in Sterling Capital Stratton Real Estate Fund portfolio are, but are not limited to, the following: REITs; real estate operating companies; homebuilders; companies engaged in the construction, distribution, sale and financing of manufactured housing; hotel and hotel management companies; real estate brokerage companies and/or management companies; financial institutions that make or service mortgage loans; manufacturers or distributors of construction materials and/or building supplies; mortgage or title insurance companies; lumber, paper, forest product, timber and mining and oil companies; companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains. The Fund may invest in warrants, stock purchase rights of equity securities and non-convertible debt securities.

Sterling Capital Stratton Small Cap Value Fund — The common stocks in which the Fund invests are of well-established companies that the Adviser believes are underpriced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

All Funds

When making buy and sell decisions for each Fund’s portfolio, the Adviser considers many factors in addition to those described above, including: a security’s valuation, a company’s earnings prospects and financial ratios, and possible catalysts or significant events which may impact a company’s success or profitability. In addition, the Adviser regularly reviews economic and social conditions in an effort to ensure that each Fund’s portfolio has the greatest possible potential to meet its goals, consistent with appropriate levels of risk.

Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies.

Temporary Defensive Measures — A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Fund may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of the Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

Fundamental and Non-Fundamental Policies

The investment objectives of the Funds are non-fundamental and may be changed without shareholder approval. Except as otherwise noted, the investment policies and restrictions described in this Prospectus are also non-fundamental, and may be changed without shareholder approval.

Name Policies

To comply with SEC rules regarding the use of descriptive words in a Fund’s name, each Fund has adopted a policy of investing at least 80% of its net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Strategy.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

For purposes of a Fund’s 80% policy, the Funds will “look-through” investments in investment companies and will include such investments in their respective percentage totals.

18

[THIS PAGE INTENTIONALLY LEFT BLANK]

19

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the SAI for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset- Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/ When- Issueds	Debt Securities Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High- Yield/ High- Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds
Sterling Capital Stratton Mid Cap Value Fund		X	X	X	X	X				X	X
Sterling Capital Stratton Real Estate Fund		X	X	X	X	X				X	X
Sterling Capital Stratton Small Cap Value Fund		X	X	X	X	X				X	X

20

Additional Investment Strategies and Risks

Money Market Instruments	Master Limited Partnerships	Mortgage- Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non.- U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Royalty Trusts	Stock Purchase Rights	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instruments	Warrants	Zero- Coupon Debt Obligations
X					X	X	X						X	X	X
X					X	X	X				X		X	X	X		X
X					X	X	X						X	X	X

21

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following information supplements information regarding some of the instruments in which a Fund may invest as a principal strategy, as described in the applicable Fund’s Principal Strategy.

Common Stock:    Shares of ownership of a company.

Convertible Securities:    Bonds or preferred stock that convert to common stock.

Foreign Securities — Non-U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):    EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Eurodollar Certificates of Deposit (“ECDs”):    ECDs are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S.

Eurodollar Time Deposits (“ETDs”):    ETDs are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

Global Depositary Receipts (“GDRs”):    GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Real Estate Investment Trusts (“REITS”):    Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Non-Principal Investments

A Fund may, but will not necessarily, invest in any of the instruments listed below as a non-principal strategy.

American Depositary Receipts (“ADRs”):    ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Preferred Stocks:    Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Foreign Securities — U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:    A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Emerging Markets:    Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Illiquid Securities:    Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security.

Investment Company Securities:    Shares of investment companies. The Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser or any of its affiliates serves as investment adviser or underwriter. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, a Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

22

Additional Investment Strategies and Risks

Exchange-Traded Funds (“ETFs”):    ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Money Market Instruments:    Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations.

U.S. Government Agency Securities:    Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:    Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Warrants:    Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following includes additional detail regarding principal risks for one or more Fund.

Convertible Securities Risk.    Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in a Fund being forced to redeem, convert, or sell the security under circumstances unfavorable to the Fund.

Company-Specific Risk.    The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Concentration Risk.    The risk that a Fund’s concentration in certain investments, or certain sectors, may produce a greater risk of loss than a more diversified mutual fund.

Focused Investment Risk.    Funds with investments that are focused in particular sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

23

Additional Investment Strategies and Risks

Foreign Investment Risk.    Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Style Risk.    The risk that returns from a particular class or group of stocks (e.g., value, small cap, real estate) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing a Fund to underperform funds that focus on other types of stocks.

Management Risk.     The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.    The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For debt securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than debt securities, although under certain market conditions debt securities may have comparable or greater price volatility.

Mid-Capitalization Company Risk.    Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk.    The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of a Fund, the Fund’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of a Fund, the Fund’s service providers, or other market participants, impacting the ability to conduct the Fund’s operations.

Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject a Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While a Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

24

Additional Investment Strategies and Risks

Real Estate-Related Investment and REIT Risk.    Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the risk of failing to qualify for the favorable tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and/or to maintain exempt status under the Investment Company Act of 1940, as amended. The Sterling Capital Stratton Real Estate Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk.    Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Non-Principal Risks

The following are non-principal risks for one or more Fund.

Counterparty Risk.    The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Dividend Risk.    Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Emerging Markets Risk.    The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

ETF Risk.    The risks associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Investment Company Risk.    Investing in another investment company or pooled vehicle, including ETFs, subjects a Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

25

Additional Investment Strategies and Risks

Liquidity Risk.    The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk.    The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Preferred Stock Risk.    Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Sector Risk.    The risk that a Fund comprised of companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

U.S. Government Securities Risk.    The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

26

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of December 31, 2015, Sterling Capital had approximately $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Sterling Capital Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Sterling Capital Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, as appropriate, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Sterling Capital Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers. Sterling Capital has the ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. For these advisory services, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund and the Sterling Capital Stratton Small Cap Value Fund will pay the Adviser 0.700%, 0.575% and 0.850%, respectively, of the average net assets of such Fund.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ annual report to shareholders for the period ended December 31, 2015.

In order to limit the expenses of the shares of the Funds, the Adviser has contractually agreed from the date of commencement of Fund operations through January 31, 2017 to limit each Fund’s total expenses to the following annual rates for the share class of the Funds set forth below:

Fund	Class A	Class C
Sterling Capital Stratton Mid Cap Value Fund	1.30%	2.05%
Sterling Capital Stratton Real Estate Fund	1.21%	1.96%
Sterling Capital Stratton Small Cap Value Fund	1.36%	2.11%

These contractual limitations may be terminated during this period only by the Funds’ Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between a Fund and the Adviser.

Portfolio Managers

Sterling Capital Stratton Mid Cap Value Fund    Shawn M. Gallagher, CFA, manages the Sterling Capital Stratton Mid Cap Value Fund. He has managed the Fund since inception and the Predecessor Fund* since 2012. He has worked on the Predecessor Fund since 2010 and as an Equity Analyst for the Predecessor Fund’s adviser since 2005.

Sterling Capital Stratton Real Estate Fund.    Andrew T. DiZio, CFA, manages the Sterling Capital Stratton Real Estate Fund. He has managed the Fund since inception and the Predecessor Fund* since 2012. Prior to 2012, he was Vice President at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst since 2007.

27

Fund Management

Sterling Capital Stratton Small Cap Value Fund.    Gerald M. Van Horn, CFA manages the Sterling Capital Stratton Small Cap Value Fund. He has managed the Fund since inception and the Predecessor Fund* since 2000.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds for which they are portfolio manager is available in the SAI.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, LLC (the “Distributor”), 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as the principal underwriter of each Fund’s shares. The Distributor may pay any fee received under the Rule 12b-1 Plan to brokers that provide distribution and shareholder services such as, pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority. The Distributor is not affiliated with the Administrator or the Adviser or their affiliates.

The SAI has more detailed information about the Adviser and other service providers.

* Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, at the close of business on November 13, 2015.

28

Shareholder Information

Choosing a Share Class

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Front-end sales charges, as described on page 39 and in the SAI.

•	Distribution and shareholder service (12b-1) fees of 0.25% of average daily net assets.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page 35.

•	Maximum investment for all Class C purchases: None.

For estimated expenses of each share class, see the fund-by-fund information earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a front end sales charge.

The Funds also offer Institutional Shares, which have their own expense structure. Institutional Shares are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Funds for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; to Trustees of the Sterling Capital Funds; and to investors who were shareholders of a Predecessor Fund at the time of the reorganizations between each Predecessor Fund and its corresponding Sterling Capital Fund . Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Funds on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

29

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find a Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by a Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing a Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 45.

30

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase shares of the Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Not all classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

Account type	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$1,000	$0
Automatic Investment Plan	$25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

A Fund may waive its minimum purchase requirement. A Fund or its agent may reject a purchase order if the Fund or its agent considers it in the best interests of the Fund and its shareholders.

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

31

Shareholder Information

Purchasing and Adding to Your Shares

continued

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of a Fund and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “Sterling Capital Funds.”

3.	Mail to: Sterling Capital Funds P.O. Box 9762, Providence, RI 02940-9762

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:
•	Sterling Capital Funds/Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number

Include your account number on your check.

3.	Mail to: Sterling Capital Funds P.O. Box 9762, Providence, RI 02940-9762

By Overnight Service

See instructions 1-2 above for subsequent investments by mail.

1.	Mail to: Sterling Capital Funds 4400 Computer Drive, Westborough, MA 01581-1722

Electronic Purchases

Your bank must participate in ACH and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

You may set up your Sterling Capital Deposit Account for electronic purchases.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 1-800-228-1872 or your investment representative.

Online

Shares can also be purchased online. If shares are purchased online, no sales charges will be paid on those shares.

Initial Investment:

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign up for an account. It will ask you to provide a username and password for future access to your account information.

2.	Select the Fund and the number of shares you would like to purchase.

3.	Enter your banking information so that funds can be debited from your bank account to purchase the shares.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.

32

Shareholder Information

Purchasing and Adding to Your Shares

continued

Subsequent Investments:

1.	Go to www.sterlingcapitalfunds.com and sign in to your account using the username and password you selected previously.

2.	See instructions 2-3 above for online initial investments.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762.

For subsequent investments:

Please call 1-800-228-1872 to request wire instructions.

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.

You can add to your account by using the convenient options described below.

Automatic Investment Plan

You can make automatic investments in Class A or C Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and income dividends) reinvested in another Sterling Capital Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

33

Shareholder Information

Purchasing and Adding to Your Shares

continued

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class C Shares, because Class A Shares have lower distribution expenses than Class C Shares. Each Fund expects to declare as dividends each year all or substantially all of its net investment income and its net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

34

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” on page 37.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have been held for less than one year.

A CDSC of up to 1.00% of the purchase price will be charged to Class A shareholders who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page 37.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 37).

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 37).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1. By Overnight Service

The Fund will charge a $10 fee for this service.

2. By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

35

Shareholder Information

Selling Your Shares

continued

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3. Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank. You may establish the transfer of electronic redemptions of Class A and C Shares to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Class A or C Shares Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

36

Shareholder Information

General Policies on Selling Shares

Redemptions in Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last thirty days; or

•	The redemption proceeds are being transferred to another Sterling Capital Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. The securities received will also be subject to market risk until sold.

Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

37

Shareholder Information

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

38

Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

Your Investment	As a % of Offering Price	As a % of Your Investment	Underwriter Retention
Up to $49,999	5.75%	6.10%	0.75%
$50,000 up to $99,999	4.50%	4.71%	0.75%
$100,000 up to $249,999	3.50%	3.63%	0.75%
$250,000 up to $499,999	2.50%	2.56%	0.50%
$500,000 up to $999,999	2.00%	2.04%	0.40%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the Class A shareholders who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

If you sell your Class C Shares of a Fund and deposit the redemption proceeds in the Sterling Capital Deposit Account, you will not have to pay a CDSC at the time of redemption. If you subsequently use the redemption proceeds from your Sterling Capital Deposit Account to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares you redeemed will be “tacked” to the holding period of the newly acquired Class C Shares.

Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent. You may include your accumulated holdings (as described and calculated under “Rights of Accumulation” below) for purposes of meeting the LOI investment amount.

39

Shareholder Information

Distribution Arrangements/Sales Charges

continued

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. Combine accounts of multiple Sterling Capital Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

•	Officers, trustees, directors, advisory board members, employees and retired employees of the Sterling Capital Funds, BB&T and its affiliates, and the Distributor and its affiliates (and spouses, children and parents of each of the foregoing);

•	Class A Shares purchased directly from the Funds online at www.sterlingcapitalfunds.com;
•	Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, Keogh plans, individual 401(k) plans, individual 403(b) plans as well as shares held in Commission-based broker-dealer accounts do not qualify under this waiver;

•	Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares without a sales charge in connection with certain programs and/or accounts, such as wrap accounts or similar fee-based programs and self-directed investment brokerage accounts. Investors may be charged a separate fee by their broker or agent when effecting transactions in Class A shares through a broker or agent that offers these special investment products; and

•	Investors who purchase shares that are to be included in certain wrap accounts or similar fee-based programs, including such specified investors who trade through an omnibus account maintained with a Fund by a broker-dealer.

A Fund may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers and reductions.

Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

Class C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1⁄2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by Sterling Capital or shares redeemed involuntarily in a similar situation.

Current information regarding each Fund’s sales charges and breakpoints is available on the Funds’ Web site at www.sterlingcapitalfunds.com.

40

Shareholder Information

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of a Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	The higher 12b-1 fee on Class C Shares, together with the CDSC, defrays the cost of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Financial Intermediary Support Payments — Revenue Sharing

The Adviser, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a Fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund Shares. These payments sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are described elsewhere in this Prospectus. These additional payments may be made to supplement commissions reallowed to dealers, and may take various forms, including: (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. The amount of these payments is determined at the discretion of the Adviser, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or a of a particular share class of a Fund. You should review your financial intermediary’s compensation disclosure and/or talk to your financial advisor for additional information.

Shareholder Service Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency services. Payments by the Funds made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary, with a maximum per account charge for each account serviced. Payments made pursuant to such agreements are in addition to any Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor and the revenue sharing payments discussed above.

41

Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from one Fund to another Sterling Capital Fund are taxable. Class A and C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Class C Shares may not be exchanged for Class A Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Systematic Exchanges

You may use the Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one Sterling Capital Fund for shares of the same class of another Sterling Capital Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to Sterling Capital Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page 37. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your Sterling Capital Funds account and $1,000 in the Sterling Capital Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Sterling Capital Fund from which the exchange is to be made, and

•	The name of the Sterling Capital Fund into which the exchange is being made.

See “Selling your Shares” on page 35 for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Sterling Capital Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the prospectus of any Sterling Capital Fund into which you wish to exchange shares.

42

Shareholder Information

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-advantaged) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal income tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

43

Shareholder Information

Dividends, Distributions and Taxes

continued

Distributions.    Generally, for federal income tax purposes, Fund distributions of investment income are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses from the sale of investments that a Fund owned for one year or less, in each case determined with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent such person’s income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends but not including exempt-interest dividends (described below) paid by a Fund, and net gains recognized on the sale, exchange or other taxable disposition of shares of a Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations Regarding a Fund’s Investments in Foreign Securities.    Income, gains and proceeds from a Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, a Fund’s investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations Regarding a Fund’s Investments in Derivatives and Short Sale Transactions.    Certain of a Fund’s investments, including certain options, futures, forwards, and swaps, and a Fund’s short sale transactions could affect the amount, timing and character of distributions you receive. In particular, a Fund’s transactions in options and short sales will likely increase the amount of net short-term capital gains realized by the Fund, and therefore the percentage of the Fund’s distributions that are taxable to shareholders as ordinary income.

Special Considerations for Non-U.S. Shareholders.    Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Code properly reported by the Fund as (i) capital gain dividends, (ii) short-term capital gain dividends, or (iii) interest-related dividends, each as defined and subject to certain conditions described in the SAI generally are not subject to withholding of U.S. federal income tax.

Distributions by a Fund to such a shareholder other than capital gain dividends, short-term capital gain dividends and interest-related dividends are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Sales, Exchanges and Redemptions of Shares.    A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

44

Shareholder Information

Dividends, Distributions and Taxes

continued

Backup Withholding.    Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General.    Generally, the Funds’ Portfolio Managers do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-advantaged account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information About the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Funds may invest in index-based exchange-traded funds.

Investment in exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

45

Shareholder Information

Investment in Exchange-Traded Funds

continued

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Contractual Arrangements

Sterling Capital Funds (the “Trust”) enters into contractual arrangements with various parties, including, among others, the Adviser, Administrator, Fund accountant and sub-administrator, Distributor, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any of the above-referenced contracts is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

46

Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended December 31, 2015 are incorporated by reference into the Funds’ SAI, which is available upon request.

47

Other Information About the Funds

Financial Highlights

continued

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

		Income From Investment Operations				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total From Investment Operations	Dividends (from net investment income)	Distributions (from capital gains)	Total Distributions
Mid Cap Value Fund Class A Shares
Period Ended 12/31/15(1)	$53.97	0.05	(2)	0.44	0.49	(0.13)	(1.78)	(1.91)
Real Estate Fund Class A Shares
Period Ended 12/31/15(1)	$34.90	0.15	(2)	1.42	1.57	—	(0.47)	(0.47)
Small Cap Value Fund Class A Shares
Period Ended 12/31/15(1)	$71.71	0.05	(2)	(0.81)	(0.76)	(0.05)	(1.00)	(1.05)
Mid Cap Value Fund Class C Shares
Period Ended 12/31/15(1)	$53.97	—	(2)	0.45	0.45	(0.10)	(1.78)	(1.88)
Real Estate Fund Class C Shares
Period Ended 12/31/15(1)	$34.90	0.12	(2)	1.42	1.54	—	(0.47)	(0.47)
Small Cap Value Fund Class C Shares
Period Ended 12/31/15(1)	$71.71	(0.01	)(2)	(0.81)	(0.82)	(0.01)	(1.00)	(1.01)

(1)	For the period from November 16, 2015 (commencement of operations) to December 31, 2015.
(2)	Calculated based on the average number of shares outstanding during the period.
(3)	Not Annualized
(4)	Annualized

48

Class A and C Shares

			Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return		Net assets, end of period (in 000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$52.55	1.00	%(3)	$1	0.91	%(4)	0.72	%(4)	19.28%

$36.00	4.54	%(3)	$1	0.86	%(4)	3.30	%(4)	15.47%

$69.90	(1.03	)%(3)	$1	1.33	%(4)	0.58	%(4)	6.33%

$52.54	0.91	%(3)	$1	1.64	%(4)	(0.01	)%(4)	19.28%

$35.97	4.45	%(3)	$1	1.59	%(4)	2.57	%(4)	15.47%

$69.88	(1.12	)%(3)	$1	2.06	%(4)	(0.15	)%(4)	6.33%

49

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders, when available, will contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

When available, you can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: www.sterlingcapitalfunds.com*

* The Funds’ Web site is not a part of this Prospectus.

You can review, when available, the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at www.sec.gov.

Investment Company Act file No. 811-06719.

STRRTL-516

PROSPECTUS

MAY 1, 2016

STERLING CAPITAL STRATTON MID CAP VALUE FUND	STRGX
STERLING CAPITAL STRATTON REAL ESTATE FUND	STMDX
STERLING CAPITAL STRATTON SMALL CAP VALUE FUND	STSCX

INSTITUTIONAL SHARES

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

Fund Summaries
Carefully review this important section which summarizes each Fund’s objectives, fees, principal investment strategies and risks, management, how to buy and sell fund shares, tax information and payments to broker-dealers.	3	Sterling Capital Stratton Mid Cap Value Fund
	8	Sterling Capital Stratton Real Estate Fund
	13	Sterling Capital Stratton Small Cap Value Fund

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.	20	Investment Practices
	22	Additional Information about the Funds’ Investments
	23	Investment Risks

Fund Management
Review this section for details on the people and organizations who oversee the Funds.	27	The Investment Adviser
	27	Portfolio Managers
	28	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.	29	Choosing a Share Class
	30	Pricing of Fund Shares
	31	Purchasing and Adding to Your Shares
	33	Selling Your Shares
	35	General Policies on Selling Shares
	38	Exchanging Your Shares
	39	Cost Basis Reporting
	39	Market Timing Policies
	39	Dividends, Distributions and Taxes
	41	Additional Information About the Funds

Other Information About the Funds
	43	Financial Highlights

2

Summary	Sterling Capital Stratton Mid Cap Value Fund

Institutional Shares STRGX

Investment Objective	The Fund seeks long-term growth of capital. The Fund also seeks current income from interest and dividends as a secondary objective.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.22%
Total Annual Fund Operating Expenses	0.92%

(1) “Other expenses” have been restated due to the reorganization of the Stratton Mid Cap Value Fund (the “Predecessor Fund”) into the Fund, at the close of business on November 13, 2015, and the differences between the contractual arrangements of the Predecessor Fund and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$94	$293	$509	$1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.28% of the average value of its portfolio.

3

Summary	Sterling Capital Stratton Mid Cap Value Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of March 31, 2016, the capitalization range of the Russell Midcap® Index was between $171 million and $30.1 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid-Capitalization Company Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

4

Summary	Sterling Capital Stratton Mid Cap Value Fund

Investment Style Risk: A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	19.33%	06/30/09
Worst quarter:	–21.98%	09/30/11

5

Summary	Sterling Capital Stratton Mid Cap Value Fund

Average Annual Total Returns as of December 31, 2015(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	–1.75%	8.17%	4.39%
Return After Taxes on Distributions	–2.60%	7.95%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	–0.32%	6.44%	3.56%
Russell Midcap® Value Index
(reflects no deductions for fees, expenses, or taxes)	–4.78%	11.25%	7.61%
Russell Midcap® Index
(reflects no deductions for fees, expenses, or taxes)	–2.44%	11.44%	8.00%

(1) Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Predecessor Fund, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on September 30, 1972.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Shawn M. Gallagher, CFA

Director of Sterling Capital and Lead Portfolio Manager

Since November 16, 2015*

Andrew T. DiZio, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015*

* Mr. Gallagher served as a portfolio manager of the Predecessor Fund since 2012. Mr. DiZio served as a portfolio manager of the Predecessor Fund since 2012.

6

Summary	Sterling Capital Stratton Mid Cap Value Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*		Minimum Subsequent Investment
Regular Account Automatic Investment Plan	$ $	1,000,000 1,000,000	$ $	0 25

* Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of the Predecessor Fund at the time of the reorganization between the Predecessor Fund and the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Summary	Sterling Capital Stratton Real Estate Fund

Institutional Shares STMDX

Investment Objective	The Fund seeks total return through investment in real estate securities.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.21%
Total Annual Fund Operating Expenses	0.79%

(1) “Other expenses” have been restated due to the reorganization of the Stratton Real Estate Fund (the “Predecessor Fund”) into the Fund, at the close of business on November 13, 2015, and the differences between the contractual arrangements of the Predecessor Fund and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.47% of the average value of its portfolio.

8

Summary	Sterling Capital Stratton Real Estate Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

9

Summary	Sterling Capital Stratton Real Estate Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	32.87%	09/30/09
Worst quarter:	–34.20%	12/31/08

10

Summary	Sterling Capital Stratton Real Estate Fund

Average Annual Total Returns as of December 31, 2015(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	1.85%	11.22%	7.77%
Return After Taxes on Distributions	0.80%	9.93%	6.12%
Return After Taxes on Distributions and Sale of Fund Shares	1.29%	8.63%	5.87%
FTSE NAREIT All Equity REITs Index
(reflects no deductions for fees, expenses, or taxes)(2)	2.83%	11.91%	—
S&P 500® Index
(reflects no deductions for fees, expenses, or taxes)	1.39%	12.55%	7.30%

(1) Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Predecessor Fund, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on May 31, 1980.

(2) Ten year returns for the FTSE NAREIT All Equity REITs Index are not available, as the inception date of the Index is March 6, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

The FTSE NAREIT All Equity REITs Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 50% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of March 31, 2016, the FTSE NAREIT All Equity REITs Index was comprised of 165 REITs.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Andrew T. DiZio, CFA

Director of Sterling Capital and Lead Portfolio Manager

Since November 16, 2015*

Shawn M. Gallagher, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015*

* Mr. DiZio served as a portfolio manager of the Predecessor Fund since 2012. Mr. Gallagher served as a portfolio manager of the Predecessor Fund since 2012.

11

Summary	Sterling Capital Stratton Real Estate Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*		Minimum Subsequent Investment
Regular Account Automatic Investment Plan	$ $	1,000,000 1,000,000	$ $	0 25

* Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of the Predecessor Fund at the time of the reorganization between the Predecessor Fund and the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12

Summary	Sterling Capital Stratton Small Cap Value Fund

Institutional Shares STSCX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.24%
Total Annual Fund Operating Expenses	1.09%

(1) “Other expenses” have been restated due to the reorganization of the Stratton Small Cap Value Fund (the “Predecessor Fund”) into the Fund, at the close of business on November 13, 2015, and the differences between the contractual arrangements of the Predecessor Fund and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.33% of the average value of its portfolio.

13

Summary	Sterling Capital Stratton Small Cap Value Fund

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of March 31, 2016, the market capitalization of the largest company in the Russell 2000® Index was $6.1 billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

14

Summary	Sterling Capital Stratton Small Cap Value Fund

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31(1)

Best quarter:	19.54%	09/30/09
Worst quarter:	–21.73%	12/31/08

15

Summary	Sterling Capital Stratton Small Cap Value Fund

Average Annual Total Returns as of December 31, 2015(1)

	1 Year	5 Years	10 Years
Institutional Shares(1)
Return Before Taxes	–4.14%	9.71%	6.64%
Return After Taxes on Distributions	–4.50%	9.15%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares	–2.06%	7.71%	5.38%
Russell 2000® Value Index
(reflects no deductions for fees, expenses, or taxes)	–7.47%	7.67%	5.57%
Russell 2000® Index
(reflects no deductions for fees, expenses, or taxes)	–4.41%	9.19%	6.80%

(1) Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Predecessor Fund, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. The Predecessor Fund commenced operations on April 12, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

The Russell 2000® Value Index is an unmanaged index measuring the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® Index total market capitalization. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of March 27, 2016) of the investable U.S. equity market.

Management	Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Gerald M. Van Horn, CFA

Executive Director of Sterling Capital and Lead Portfolio Manager

Since November 16, 2015*

Shawn M. Gallagher, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015

Andrew T. DiZio, CFA

Director of Sterling Capital and Portfolio Manager

Since November 16, 2015

* Mr. Van Horn served as a portfolio manager of the Predecessor Fund since 2000.

16

Summary	Sterling Capital Stratton Small Cap Value Fund

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*		Minimum Subsequent Investment
Regular Account Automatic Investment Plan	$ $	1,000,000 1,000,000	$ $	0 25

* Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of the Predecessor Fund at the time of the reorganization between the Predecessor Fund and the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are described under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of each Fund and provides additional information regarding non-principal strategies in which a Fund may engage.

Sterling Capital Stratton Mid Cap Value Fund — The common stocks in which the Fund invests are of well-established companies that Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) believes are underpriced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

Sterling Capital Stratton Real Estate Fund — Examples of companies that might be included in Sterling Capital Stratton Real Estate Fund portfolio are, but are not limited to, the following: REITs; real estate operating companies; homebuilders; companies engaged in the construction, distribution, sale and financing of manufactured housing; hotel and hotel management companies; real estate brokerage companies and/or management companies; financial institutions that make or service mortgage loans; manufacturers or distributors of construction materials and/or building supplies; mortgage or title insurance companies; lumber, paper, forest product, timber and mining and oil companies; companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains. The Fund may invest in warrants, stock purchase rights of equity securities and non-convertible debt securities.

Sterling Capital Stratton Small Cap Value Fund — The common stocks in which the Fund invests are of well-established companies that the Adviser believes are underpriced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

All Funds

When making buy and sell decisions for each Fund’s portfolio, the Adviser considers many factors in addition to those described above, including: a security’s valuation, a company’s earnings prospects and financial ratios, and possible catalysts or significant events which may impact a company’s success or profitability. In addition, the Adviser regularly reviews economic and social conditions in an effort to ensure that each Fund’s portfolio has the greatest possible potential to meet its goals, consistent with appropriate levels of risk.

Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies.

Temporary Defensive Measures — A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Fund may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of the Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

Fundamental and Non-Fundamental Policies

The investment objectives of the Funds are non-fundamental and may be changed without shareholder approval. Except as otherwise noted, the investment policies and restrictions described in this Prospectus are also non-fundamental, and may be changed without shareholder approval.

Name Policies

To comply with SEC rules regarding the use of descriptive words in a Fund’s name, each Fund has adopted a policy of investing at least 80% of its net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Strategy.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

For purposes of a Fund’s 80% policy, the Funds will “look-through” investments in investment companies and will include such investments in their respective percentage totals.

18

[THIS PAGE INTENTIONALLY LEFT BLANK]

19

Additional Investment Strategies and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the SAI for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset- Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/ When-Issueds	Debt Securities	Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High- Yield/ High- Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds
Sterling Capital Stratton Mid Cap Value Fund		X	X	X	X		X				X	X
Sterling Capital Stratton Real Estate Fund		X	X	X	X		X				X	X
Sterling Capital Stratton Small Cap Value Fund		X	X	X	X		X				X	X

20

Additional Investment Strategies and Risks

Money Market Instruments	Master Limited Partnerships	Mortgage- Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non.- U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Royalty Trusts	Stock Purchase Rights	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instruments	Warrants	Zero- Coupon Debt Obligations
X					X	X	X						X	X	X
X					X	X	X				X		X	X	X		X
X					X	X	X						X	X	X

21

Additional Investment Strategies and Risks

Additional Information about the Funds’ Investments

Principal Investments

The following information supplements information regarding some of the instruments in which a Fund may invest as a principal strategy, as described in the applicable Fund’s Principal Strategy.

Common Stock:    Shares of ownership of a company.

Convertible Securities:    Bonds or preferred stock that convert to common stock.

Foreign Securities — Non-U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”):    EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Eurodollar Certificates of Deposit (“ECDs”):    ECDs are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S.

Eurodollar Time Deposits (“ETDs”):    ETDs are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

Global Depositary Receipts (“GDRs”):    GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Real Estate Investment Trusts (“REITS”):    Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Non-Principal Investments

A Fund may, but will not necessarily, invest in any of the instruments listed below as a non-principal strategy.

American Depositary Receipts (“ADRs”):    ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Preferred Stocks:    Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

Foreign Securities — U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

Delayed Delivery Transactions/Forward Commitments/When-Issueds:    A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Emerging Markets:    Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Illiquid Securities:    Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security.

Investment Company Securities:    Shares of investment companies. The Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser or any of its affiliates serves as investment adviser or underwriter. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, a Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

22

Additional Investment Strategies and Risks

Exchange-Traded Funds (“ETFs”):    ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Money Market Instruments:    Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations.

U.S. Government Agency Securities:    Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:    Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Warrants:    Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following includes additional detail regarding principal risks for one or more Fund.

Convertible Securities Risk.    Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in a Fund being forced to redeem, convert, or sell the security under circumstances unfavorable to the Fund.

Company-Specific Risk.    The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Concentration Risk.    The risk that a Fund’s concentration in certain investments, or certain sectors, may produce a greater risk of loss than a more diversified mutual fund.

Focused Investment Risk.    Funds with investments that are focused in particular sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

23

Additional Investment Strategies and Risks

Foreign Investment Risk.    Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Style Risk.    The risk that returns from a particular class or group of stocks (e.g., value, small cap, real estate) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing a Fund to underperform funds that focus on other types of stocks.

Management Risk.    The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.    The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For debt securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than debt securities, although under certain market conditions debt securities may have comparable or greater price volatility.

Mid-Capitalization Company Risk.    Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk.    The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of a Fund, the Fund’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of a Fund, the Fund’s service providers, or other market participants, impacting the ability to conduct the Fund’s operations.

Cyber-attacks, disruptions, or failures that affect a Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, a Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject a Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While a Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

24

Additional Investment Strategies and Risks

Real Estate-Related Investment and REIT Risk.    Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the risk of failing to qualify for the favorable tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and/or to maintain exempt status under the Investment Company Act of 1940, as amended. The Sterling Capital Stratton Real Estate Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk.    Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Non-Principal Risks

The following are non-principal risks for one or more Fund.

Counterparty Risk.    The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Dividend Risk.    Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Emerging Markets Risk.    The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

ETF Risk.    The risks associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Investment Company Risk.    Investing in another investment company or pooled vehicle, including ETFs, subjects a Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

25

Additional Investment Strategies and Risks

Liquidity Risk.    The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk.    The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Preferred Stock Risk.    Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Sector Risk.    The risk that a Fund comprised of companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

U.S. Government Securities Risk.    The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

26

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of December 31, 2015, Sterling Capital had approximately $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Sterling Capital Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Sterling Capital Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, as appropriate, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Sterling Capital Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers. Sterling Capital has the ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. For these advisory services, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund and the Sterling Capital Stratton Small Cap Value Fund will pay the Adviser 0.700%, 0.575% and 0.850%, respectively, of the average net assets of such Fund.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ annual report to shareholders for the period ended December 31, 2015.

In order to limit the expenses of the shares of the Funds, the Adviser has contractually agreed from the date of commencement of Fund operations through January 31, 2017 to limit each Fund’s total expenses to: 1.05% for Sterling Capital Stratton Mid Cap Value Fund, 0.96% for Sterling Capital Stratton Real Estate Fund, and 1.11% for Sterling Capital Stratton Small Cap Value Fund. These contractual limitations may be terminated during this period only by the Funds’ Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between a Fund and the Adviser.

Portfolio Managers

Sterling Capital Stratton Mid Cap Value Fund.    Shawn M. Gallagher, CFA, manages the Sterling Capital Stratton Mid Cap Value Fund. He has managed the Fund since inception and the Predecessor Fund* since 2012. He has worked on the Predecessor Fund since 2010 and as an Equity Analyst for the Predecessor Fund’s adviser since 2005.

Sterling Capital Stratton Real Estate Fund.    Andrew T. DiZio, CFA, manages the Sterling Capital Stratton Real Estate Fund. He has managed the Fund since inception and the Predecessor Fund* since 2012. Prior to 2012, he was Vice President at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst since 2007.

* Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, at the close of business on November 13, 2015.

27

Fund Management

Sterling Capital Stratton Small Cap Value Fund.    Gerald M. Van Horn, CFA manages the Sterling Capital Stratton Small Cap Value Fund. He has managed the Fund since inception and the Predecessor Fund* since 2000.

* Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, at the close of business on November 13, 2015.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds for which they are portfolio manager is available in the SAI.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, LLC (the “Distributor”), 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as the principal underwriter of each Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Administrator or the Adviser or their affiliates.

The SAI has more detailed information about the Adviser and other service providers.

28

Shareholder Information

Choosing a Share Class

The Funds offer different classes of Fund shares, which have different expenses and other characteristics. One class of Fund shares, Institutional Shares, is offered in this Prospectus. To choose one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. The following are some of the main characteristics of the Institutional Class Shares.

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•

Available only to Branch Banking and Trust Company and its affiliates and other financial service providers or intermediaries approved by the Funds for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; to Trustees of the Sterling Capital Funds; and to investors who were shareholders of a Predecessor Fund at the time of the reorganizations between each Predecessor Fund and its corresponding Sterling Capital Fund.

For estimated expenses of the Institutional Shares, see the Fund Summaries earlier in this Prospectus.

The Funds also offers Class A Shares and Class C Shares, each of which has its own expense structure. Class A Shares and Class C Shares are available to, among others, investors who are fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Funds on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

29

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find a Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by a Fund. This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing a Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page 41.

30

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase Institutional Shares of a Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by a Fund.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also may be purchased online at www.sterlingcapitalfunds.com.

The minimum initial investment in Institutional Shares of a Fund offered by this Prospectus is $1,000,000*. An Institutional shareholder’s minimum investment can be calculated by combining all accounts he/she maintains with Sterling Capital Funds. Trustees of the Sterling Capital Funds are not subject to a minimum initial investment requirement.

* Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of a Predecessor Fund at the time of the reorganizations between each Predecessor Fund and its corresponding Sterling Capital Fund are not subject to a minimum initial investment requirement.

Not all Funds or classes may be available for purchase in your state.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

The Funds or their agent may reject a purchase order if the Funds or their agent considers it in the best interests of the Funds and their shareholders.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Automatic Investment Plan for Institutional Shares

You can make automatic investments in Institutional Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the minimum amount required to open the account.* To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

* Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors who were shareholders of a Predecessor Fund at the time of the reorganizations between each Predecessor Fund and its corresponding Sterling Capital Fund are not subject to a minimum initial investment requirement.

31

Shareholder Information

Purchasing and Adding to Your Shares

continued

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Each Fund expects to declare as dividends each year all or substantially all of its net investment income and its net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

32

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. For more information, see section on “General Policies on Selling Shares” on page 35.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your shares through a financial institution or your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page 35.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 35).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1. By Overnight Service

The Fund will charge a $10 fee for this service.

2. By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3. Electronic Redemptions

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank. You may establish the transfer of electronic redemptions to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

33

Shareholder Information

Selling Your Shares

continued

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 35).

Auto Withdrawal Plan for Institutional Shares

You can receive automatic payments from your Institutional Shares account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

34

Shareholder Information

General Policies on Selling Shares

Redemptions in Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Sterling Capital Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. The securities received will also be subject to market risk until sold.

35

Shareholder Information

General Policies on Selling Shares

continued

Closing of Small Accounts

If your account holding Institutional Shares falls below $1,000,000, the Fund may ask you to increase your balance, except investors who were shareholders of a Predecessor Fund at the time of the reorganizations between each Predecessor Fund and its corresponding Sterling Capital Fund. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

36

Shareholder Information

No Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Institutional Shares pay no 12b-1 fee.

Financial Intermediary Support Payments

Revenue Sharing

The Adviser, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to a Fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund Shares. These payments sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are described elsewhere in this Prospectus. These additional payments may be made to supplement commissions reallowed to dealers, and may take various forms, including: (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. The amount of these payments is determined at the discretion of the Adviser, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or a of a particular share class of a Fund. You should review your financial intermediary’s compensation disclosure and/or talk to your financial advisor for additional information.

Shareholder Service Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency services. Payments by the Funds made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary, with a maximum per account charge for each account serviced. Payments made pursuant to such agreements are in addition to any Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor and the revenue sharing payments discussed above.

37

Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from one Fund to another Sterling Capital Fund are taxable. You may deposit redemption proceeds into the Sterling Capital Deposit Account. Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A and Class C Shares prospectus for more information.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or by calling 1-800-228-1872. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Sterling Capital Fund from which the exchange is to be made, and

•	The name of the Sterling Capital Fund into which the exchange is being made.

See “Selling your Shares” on page 33 for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Sterling Capital Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the prospectus of any Sterling Capital Fund into which you wish to exchange shares.

38

Shareholder Information

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-advantaged) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal income tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

39

Shareholder Information

Dividends, Distributions and Taxes

continued

Distributions.    Generally, for federal income tax purposes, Fund distributions of investment income are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses from the sale of investments that a Fund owned for one year or less, in each case determined with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent such person’s income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends but not including exempt-interest dividends (described below) paid by a Fund, and net gains recognized on the sale, exchange or other taxable disposition of shares of a Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations Regarding a Fund’s Investments in Foreign Securities.    Income, gains and proceeds from a Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, a Fund’s investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations Regarding a Fund’s Investments in Derivatives and Short Sale Transactions. Certain of a Fund’s investments, including certain options, futures, forwards, and swaps, and a Fund’s short sale transactions could affect the amount, timing and character of distributions you receive. In particular, a Fund’s transactions in options and short sales will likely increase the amount of net short-term capital gains realized by the Fund, and therefore the percentage of the Fund’s distributions that are taxable to shareholders as ordinary income.

Special Considerations for Non-U.S. Shareholders.    Distributions by a Fund to a shareholder that is not a “United States person” within the meaning of the Code properly reported by the Fund as (i) capital gain dividends, (ii) short-term capital gain dividends, or (iii) interest-related dividends, each as defined and subject to certain conditions described in the SAI generally are not subject to withholding of U.S. federal income tax.

Distributions by a Fund to such a shareholder other than capital gain dividends, short-term capital gain dividends and interest-related dividends are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Sales, Exchanges and Redemptions of Shares.    A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

40

Shareholder Information

Dividends, Distributions and Taxes

continued

Backup Withholding.    Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General.    Generally, the Funds’ Portfolio Managers do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-advantaged account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information About the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Funds may invest in index-based exchange-traded funds.

Investment in exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

41

Shareholder Information

Investment in Exchange-Traded Funds

continued

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Contractual Arrangements

Sterling Capital Funds (the “Trust”) enters into contractual arrangements with various parties, including, among others, the Adviser, Administrator, Fund accountant and sub-administrator, Distributor, custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any of the above-referenced contracts is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

42

Other Information About the Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. All information shown for the Funds prior to the Funds’ commencement of operations on November 16, 2015 is that of the Predecessor Funds. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm. For all periods through the fiscal year ended December 31, 2014, the financial highlights have been audited by Tait, Weller & Baker LLP, independent registered public accountant to the Predecessor Funds. The Funds’ audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended December 31, 2015 are incorporated by reference into the Funds’ SAI, which is available upon request.

43

Other Information About the Funds

Financial Highlights

continued

The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

		Income From Investment Operations				Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total From Investment Operations	Dividends (from net investment income)	Distributions (from capital gains)	Total Distributions	Redemption Fees
Mid Cap Value Fund Institutional Shares(1)
Year Ended December 31, 2015	$55.50	0.15	(2)	(1.17)	(1.02)	(0.15)	(1.78)	(1.93)	—	(3)
Year Ended December 31, 2014	$51.63	0.02	(2)	3.85	3.87	(0.02)	—	(0.02)	0.02
Year Ended December 31, 2013	$37.47	(0.01	)(2)	14.17	14.16	—	—	—	—	(3)
Year Ended December 31, 2012	$32.65	0.19	(2)	4.84	5.03	(0.21)	—	(0.21)	—	(3)
Year Ended December 31, 2011	$37.20	0.13	(2)	(4.53)	(4.40)	(0.15)	—	(0.15)	—	(3)
Real Estate Fund Institutional Shares(1)
Year Ended December 31, 2015	$36.44	0.66	(2)	(0.04)	0.62	(0.59)	(0.47)	(1.06)	0.01
Year Ended December 31, 2014	$29.86	0.62	(2)	8.47	9.09	(0.62)	(1.89)	(2.51)	—	(3)
Year Ended December 31, 2013	$29.98	0.49	(2)	0.21	0.70	(0.15)	(0.67)	(0.82)	—	(3)
Year Ended December 31, 2012	$26.98	0.44	(2)	4.50	4.94	(0.38)	(1.56)	(1.94)	—	(3)
Year Ended December 31, 2011	$26.49	0.41	(2)	0.99	1.40	(0.60)	(0.31)	(0.91)	—	(3)
Small Cap Value Fund Institutional Shares(1)
Year Ended December 31, 2015	$74.05	0.07	(2)	(3.15)	(3.08)	(0.08)	(1.00)	(1.08)	—	(3)
Year Ended December 31, 2014	$73.31	0.02	(2)	2.21	2.23	(0.02)	(1.48)	(1.50)	0.01
Year Ended December 31, 2013	$55.38	(0.01	)(2)	21.47	21.46	—	(3.53)	(3.53)	—	(3)
Year Ended December 31, 2012	$49.79	0.07	(2)	7.39	7.46	(0.08)	(1.79)	(1.87)	—	(3)
Year Ended December 31, 2011	$49.62	(0.06	)(2)	0.23	0.17	—	—	—	—	(3)

(1)

Each of the Stratton Small Cap Value Fund, the Stratton Mid Cap Value Fund, and the Stratton Real Estate Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.

(2)	Calculated based on the average number of shares outstanding during the year.
(3)	Amount represents less than $0.01 per share.

44

Institutional Shares

		Ratios/Supplemental Data
Net Asset Value, End of Year	Total Return	Net assets, end of year (in 000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$52.55	(1.75)%	$64,364	1.04%	0.26%	19.28%
$55.50	7.54%	$74,637	1.05%	0.03%	55.45%
$51.63	37.79%	$67,937	1.16%	(0.02)%	24.21%
$37.47	15.40%	$52,697	1.21%	0.54%	63.11%
$32.65	(11.84)%	$52,374	1.18%	0.36%	33.56%

$36.01	1.85%	$96,198	0.89%	1.82%	15.47%
$36.44	30.69%	$93,984	0.96%	1.81%	14.20%
$29.86	2.35%	$78,589	0.97%	1.55%	17.75%
$29.98	18.61%	$84,081	1.01%	1.47%	27.62%
$26.98	5.35%	$78,321	1.03%	1.53%	14.66%

$69.89	(4.14)%	$1,156,577	1.11%	0.10%	6.33%
$74.05	3.09%	$1,413,694	1.11%	0.03%	11.15%
$73.31	39.24%	$1,161,329	1.15%	(0.02)%	9.18%
$55.38	15.10%	$829,725	1.19%	0.12%	11.02%
$49.79	0.34%	$771,646	1.20%	(0.11)%	15.58%

45

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders, when available, will contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

When available, you can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: www.sterlingcapitalfunds.com*

* The Funds’ Web site is not a part of this Prospectus.

You can review, when available, the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at www.sec.gov.

Investment Company Act file No. 811-06719.

STRINST-516

STERLING CAPITAL FUNDS

STERLING CAPITAL STRATTON MID CAP VALUE FUND	A SHARES: STRLX	C SHARES: STRNX	INSTITUTIONAL SHARES: STRGX
STERLING CAPITAL STRATTON REAL ESTATE FUND	A SHARES: STMMX	C SHARES: STMOX	INSTITUTIONAL SHARES: STMDX
STERLING CAPITAL STRATTON SMALL CAP VALUE FUND	A SHARES: STSNX	C SHARES: STSOX	INSTITUTIONAL SHARES: STSCX

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with: the Class A and Class C Shares Prospectus and the Institutional Shares Prospectus of the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund and the Sterling Capital Stratton Small Cap Value Fund (the “Funds”), which are dated May 1, 2016, (collectively, the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of this SAI, the Prospectuses and the annual and semi-annual reports, when available, may be obtained by writing Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

The Prospectuses of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this SAI.

STATEMENT OF ADDITIONAL INFORMATION

STERLING CAPITAL FUNDS

Sterling Capital Funds (the “Trust”) is an open-end management investment company. The Funds are “diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Sterling Capital Funds consists of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-five separate investment portfolios (the “Sterling Capital Funds”). This SAI pertains to the Funds only.

The Funds may offer to the public the following three classes of Shares: Class A Shares, Class C Shares and Institutional Shares. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The Funds’ Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest (to the extent not inconsistent with a Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. Unless stated otherwise, all percentage limitations on investments set forth herein will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Appendix A to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

Types of Obligations, Investment Risks and Other Investment Information

The following investment strategies supplement those set forth in the Funds’ prospectuses. The following investment strategies are not fundamental and the Board of Trustees may change such strategies without shareholder approval.

Temporary Investments

Each Fund may make temporary investments in short-term obligations. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity, to meet shareholder redemptions, or as a defensive measure to attempt to protect capital. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances, repurchase agreements and money market instruments. The Funds may also invest, for temporary defensive purposes, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. The following supplements the discussion of such investments in the Prospectuses.

U.S. Government Obligations. Each Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury Department (“U.S. Treasury”), and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States. U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years.

Certain federal agencies, such as GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the U.S. Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. Government will not provide financial support to U.S. Government agencies or instrumentalities if it is not obligated to do so by law. Although the issuers of many U.S. Government agency obligations purchased by the Funds, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the Funds to meet their payment obligations in the future.

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the U.S. Government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which established the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae.

The conditions attached to the financial contribution made by the U.S. Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the U.S. Treasury; (ii) issue capital stock of any kind; (iii) terminate the conservatorship of the FHFA except in connection with a receivership; or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things): the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator; the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury; market responses to developments at Freddie Mac and Fannie Mae; and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Funds.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor’s Ratings Group, a Division of McGraw Hill, Prime-2 or higher by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical ratings organization, or if unrated, will be determined to be of comparable quality by the Adviser.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Repurchase Agreements. Each Fund may purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually specified date and price (“repurchase agreements”). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Adviser. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each Fund’s 15% limitation with respect to investments in illiquid securities. Repurchase agreements are subject to the continuing 300% asset coverage requirement of Section 18(f)(1) under the 1940 Act.

The seller under a repurchase agreement will be required to maintain the value of the securities that are subject to the agreement and a Fund will value the repurchase agreement at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, A Fund holding such obligation would suffer a loss if the proceeds from a sale of the underlying securities (including accrued interest) are less than the repurchase price (including accrued interest) agreed upon in the repurchase agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action.

The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of then current short-term interest rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a Fund’s custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act. The collateral that a Fund receives under a repurchase agreement may be included in calculating the Fund’s assets in determining whether the Fund has loaned more than one-third of its total assets.

Money Market Instruments. Each Fund may invest in short-term, high-quality instruments which include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the Funds bear the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Preferred Securities. Each Fund may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Debt Securities and Fixed Income Obligations. Each Fund may invest in debt securities and domestic corporate and government fixed income obligations. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value.

Debt securities include a variety of fixed income obligations, including, but not limited to, domestic corporate bonds and government securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Additional Non-Fundamental Investment Strategies

Convertible Securities. The Funds may, from time to time, in accordance with their respective investment policies, invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they are, if ever, converted to the issuer’s underlying common stock. However, they will react to both movements in interest rates and movements in the issuer’s underlying common stock. The holder is entitled to receive the interest payment of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash, to purchase the issuer’s common stock. When such bonds are owned as part of a unit with warrants (which are options to buy the common stock), they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are generally senior to common stock and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and convertible preferred stocks are expected to provide a stable stream of income with generally higher yields than common stocks, but with lower yields than non-convertible securities of similar quality. A Fund may exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund may hold or trade the convertible securities.

Securities of Non-U.S. Companies Traded on U.S. Stock Exchanges. The Funds may, from time to time, in accordance with their respective investment policies, purchase sponsored and unsponsored American Depositary Receipts (“ADRs”), which are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are usually issued by a foreign issuer. ADRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the ADR. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored ADR. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored ADRs and there may not be a correlation between such information and the market value of the ADRs. The Funds may also purchase American Depositary Shares (“ADSs”), which are typically held by a depository and represent actual shares of the common stock of a foreign company. ADRs and ADSs trade on U.S. stock exchanges and are

U.S. dollar denominated. For purposes of the Funds’ investment policies, investments in ADRs and ADSs will be deemed to be investments in the underlying securities. Thus, an ADR or ADS representing ownership of common stock will be treated as common stock.

Foreign Securities. The Funds may, from time to time, in accordance with their respective investment policies, invest in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

Debt Securities. The Funds may, from time to time, in accordance with their respective investment policies, invest in debt securities. Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Except as provided otherwise, the following investment restrictions may be changed with respect to a Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION - Miscellaneous” in this SAI).

EACH FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Write put options.

STERLING CAPITAL STRATTON MID CAP VALUE FUND AND STERLING CAPITAL STRATTON SMALL CAP VALUE FUND MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, electric utilities, gas utilities, and water utilities will each be considered a separate industry.

STERLING CAPITAL STRATTON REAL ESTATE FUND:

1. Will invest more than 25% of the value of its total assets in real estate investment trusts (“REITS”) and other real estate-related securities.

EACH OF THE FUNDS MAY:

1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

2. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

3. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

NOTE REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by a Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC.

Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

“Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries. For purposes of the concentration policies described above, the Funds generally determine industry classifications for purposes of these policies in reference to issuer-assigned GICS codes provided to the Fund by unaffiliated third party vendors (“GICS Codes”) and treats each industry represented by a distinct 4-digit GICS Code as a separate “industry.” In addition, the Funds do not consider investment companies to constitute an “industry.” Rather, a Fund will “look-through” investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry.

The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive rules under the 1940 Act, a Fund may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.

The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund’s investment policies, and the Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.

The 1940 Act limits a Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Additionally, a Fund’s ability to make certain types of investments (e.g., investments in commodities or real estate) may be limited by other applicable laws, rules, or regulations, including the Internal Revenue Code.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of a Fund:

1. The Funds may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2. The Funds may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

3. Each Fund may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

For the fiscal year ended December 31, 2015, the portfolio turnover rates for each of the Funds were as follows:

FUND	2015(%)
Sterling Capital Stratton Mid Cap Value Fund	19.28
Sterling Capital Stratton Real Estate Fund	15.47
Sterling Capital Stratton Small Cap Value Fund	6.33

High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates to individual shareholders) to a Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Higher portfolio turnover rates for each Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”

VALUATION

Except as noted below, investments of the Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each class of Shares of each Fund is offered on a continuous basis by Sterling Capital Distributors, LLC (the “Distributor”). Class A Shares, Class C Shares or Institutional Shares may be purchased through banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Funds may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks. Note also that not all classes are available for purchase in all states.

PURCHASE OF CLASS A AND CLASS C SHARES

As stated in the Class A and Class C Prospectus, the public offering price of Class A Shares of a Fund is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of a Fund is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class C Shares Prospectus applies to purchases of Class A Shares of such a Fund by a purchaser (a “Purchaser”).

Class C Shares of a Fund are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A and Class C Shares Prospectus, the Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the first anniversary of purchase.

Shares of a Fund sold to a bank, other financial institution or intermediary or broker-dealer (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Funds’ transfer agent and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection with investment in the Funds.

In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.

Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.

AUTO INVEST PLAN. The Funds’ Auto Invest Plan enables shareholders to make regular purchases of Class A, Class C, and Institutional Shares through automatic deduction from their bank accounts. With shareholder authorization, the Funds’ transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class C, or Institutional Shares at the public offering price on the date of such deduction.

For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Funds.

STERLING CAPITAL FUNDS INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A Sterling Capital Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class C Shares for an IRA. Sterling Capital Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All Sterling Capital Funds IRA distribution requests must be made in writing to the Funds’ transfer agent. Any additional deposits to a Sterling Capital Funds IRA must distinguish the type and year of the contribution.

For more information on a Sterling Capital Funds IRA, call Sterling Capital Funds at 1-800-228-1872. Shareholders are advised to consult a tax adviser on Sterling Capital Funds IRA contribution and withdrawal requirements and restrictions.

STERLING CAPITAL DEPOSIT ACCOUNT

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T. Each SCDA depositor is federally insured by the FDIC subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

SALES CHARGES

As the Funds’ principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A and Class C Shares of the Funds to investors. The Funds re-allow some or all of the applicable sales charge as dealer discounts and brokerage commissions. With respect to the Funds, the Distributor receives up to 0.25% of the sales charge charged to shareholders for marketing and distribution expenses. The Funds’

transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of the Funds may receive more revenue from the sale of the Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may re-allow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

The Adviser, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of any Fund. The maximum cash compensation payable by shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisers) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of a Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.

CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions.

The current sales charge rates are as follows:

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	UNDERWRITER RETENTION
Up to $49,999	5.75%	6.10%	0.75%
$50,000 up to $99,999	4.50%	4.71%	0.75%
$100,000 up to $249,999	3.50%	3.63%	0.75%
$250,000 up to $499,999	2.50%	2.56%	0.50%
$500,000 up to $999,999	2.00%	2.04%	0.40%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

The sales charges set forth in the table above are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares in the shareholder’s Fund account, (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A and Class C Prospectuses under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom BB&T and/or Sterling Capital Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who receive a sales charge waiver and then redeem their shares within two years of purchase: (i) shareholders who purchased $1 million or more.

LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Funds (the “Variable NAV Funds”), within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the “LOI Investment Amount”). For purposes of meeting the LOI Investment Amount, a LOI may include accumulated holdings (as described and calculated under “Concurrent Purchases and Right of Accumulation” below) if such LOI gives the Transfer Agent sufficient information to permit confirmation of the accumulated holdings; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Funds without notice.

A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase.

For further information, interested investors should contact the Funds’ transfer agent. LOI privileges may be amended or terminated without notice at any time by the Funds.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Funds.

Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution Plan defray the expenses of advancing brokerage commissions, as well as expenses for the Funds’ distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class C Shares. A dealer commission of 1.00% of the original purchase price of the Class C Shares of a Fund will be paid to financial institutions and intermediaries. In addition, the Distributor may receive up to 0.25% of the original purchase price of the Class C Shares.

CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party; and (ii) exchanges for Class C Shares of other Funds of Sterling Capital Funds as described under “Exchange Privilege.”

EXCHANGE PRIVILEGE

INSTITUTIONAL SHARES.  Class A or Class C Shares may be exchanged for Institutional Shares of the same Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of a Fund if an investor ceases to be eligible to purchase Institutional Shares. Redemption proceeds may be deposited into the SCDA.

CLASS A. Only residents of Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, and the Sterling Capital West Virginia Intermediate Tax-Free Fund, respectively. Redemption proceeds may be deposited into the SCDA.

CLASS C. Class C Shares of each Fund may be exchanged for Class C Shares of the other Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares. Redemption proceeds may be deposited into the SCDA.

For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of a Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of a Fund from which the exchange was made. If a shareholder sells Class C Shares of a Fund and deposits the redemption proceeds in the SCDA, the shareholder will not have to pay a CDSC at the time of redemption. If the shareholder subsequently uses the redemption proceeds from the shareholder’s SCDA to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares redeemed by the shareholder will be “tacked” to the holding period of newly acquired Class C Shares.

ADDITIONAL INFORMATION.  An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Funds’ transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

REDEMPTION BY MAIL. A written request for redemption must be received by the Funds’ transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten (10) business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Funds reserve the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE.  Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call Sterling Capital Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Funds’ transfer agent, Sterling Capital or the Fund will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds’ telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Funds.

REDEMPTION ONLINE.  Shares may be redeemed online if the shareholder has set up an account online at www.sterlingcapitalfunds.com. Shareholders may establish the transfer of electronic redemptions of Class A and Class C Shares to their SCDA. Redemption proceeds will be mailed to the shareholder’s address of record or sent to the shareholder’s bank account via electronic transfer (ACH). Under most circumstances, such payments will be mailed on the next Business Day following receipt of a valid request for redemption. For online redemptions, visit Sterling Capital Funds at www.sterlingcapitalfunds.com. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expenses or costs arising out of any online transaction (including exchanges and redemptions) effected in accordance with the Funds’ online transaction procedures, upon receipt of instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated online are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include the use of an online password and symbol authentication system, sending confirmations to shareholders within 72 hours of the online transaction, and sending redemption proceeds only to the address of record or sent to the shareholder’s bank account via electronic transfer (ACH). In addition, a shareholder may not make an online redemption within 30 days of changing their address of record. If, due to temporary adverse conditions, investors are unable to effect online transactions, shareholders may also mail the redemption request to the Funds.

The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by a Sterling Capital Fund of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for a Fund to determine the value of its total net assets.

The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.

AUTO WITHDRAWAL PLAN.  Sterling Capital Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class C, and Institutional Shares of a Fund. With shareholder authorization, the Funds’ transfer agent will automatically redeem Institutional Shares at the NAV of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder. The shareholder may receive automatic payment from the shareholder’s Class A or Class C Shares Sterling Capital Fund account into the shareholder’s SCDA.

Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.

To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Funds’ transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Funds.

PAYMENTS TO SHAREHOLDERS.  Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Funds’ transfer agent of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the net asset value (NAV) at which the request is processed.

ADDITIONAL TAX INFORMATION

The following discussion of the U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Funds. This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders, such as insurance companies, tax-deferred retirement plans, financial institutions or foreign shareholders (defined below), that are subject to special treatment under U.S. federal income tax laws. Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

TAXATION OF THE FUNDS.  Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. If the Funds qualify as RICs that are accorded special treatment, the Funds will not be subject to federal income tax on income or gains distributed in a timely manner to their shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income and gains on a calendar-year basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.

In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute during or with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the fair market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). Master Limited Partnerships, if any, in which a Fund invests will generally be treated as qualified publicly traded partnerships. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.

As mentioned above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

If for any taxable year a Fund were to fail to meet the income, distribution or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund Shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who would then, in turn, be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain (including in connection with determining the amount available to support a Capital Gain Dividend), its taxable income and its earnings and profits, a RIC may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) and certain late-year ordinary losses (generally, the sum of its (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary losses attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or November 30 or December 31 of that year if a Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 (or November 30 of that year if a Fund is permitted to elect and so elects) are treated as arising on January 1 of the following year. A Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that a Fund will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, subject to certain limitations, a Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

DISTRIBUTIONS.  For federal income tax purposes, distributions of investment income from a Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned (or is deemed to have owned) his or her Shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryforwards.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange, redemption or other taxable disposition of Fund Shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Distributions of taxable income or capital gains are taxable to Fund shareholders as described herein whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on a Fund’s Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

If, in and with respect to any taxable year, a Fund makes a distribution in excess of its current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels.

In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share became ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, properly reported dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period surrounding the ex-dividend date (less than 91 days in the 181-day period surrounding the ex-dividend date in the case of certain preferred stock), or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock – generally, stock acquired with borrowed funds).

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Dividends received by a Fund, such as the Sterling Capital Stratton Real Estate Fund, from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified income.

    Dividends received by a shareholder of a Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.

    Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.

    Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to distributions received from a Fund.

REDEEMING OR EXCHANGING SHARES. Upon the disposition of Shares of a Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the Fund Shares. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. Any such long-term gain will be included in net capital gain and taxed to individuals at reduced rates; any such short-term gain will be taxed at the rates applicable to ordinary income.

    Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

    In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the Fund Shares disposed of with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

    Upon the redemption or exchange of Fund Shares, the Fund or, in the case of Shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund Shares you redeemed or exchanged. See the Funds’ Prospectuses for more information.

    DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.

    Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

    Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount or OID in income (as ordinary income) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

    If a Fund holds the foregoing kinds of obligations, or other debt obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by disposing of portfolio securities, including when it is not advantageous to do so, that the Fund would otherwise have continued to hold. A Fund may realize gains or losses from such dispositions. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

    SECURITIES PURCHASED AT A PREMIUM. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

    CERTAIN INVESTMENTS IN REITS. Certain of the Funds may invest in equity securities of issuers qualifying as REITs under Subchapter M of the Code. A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

    INVESTMENTS IN MORTGAGE-RELATED SECURITIES. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”), including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect, or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.

    In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

    FOREIGN TAXES. Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of a Fund’s assets at taxable year end consist of the securities of foreign corporations, the Fund will be permitted to elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Shareholders of a Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund.

Equity investments by a Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax could not be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether the Fund receives any distributions from the PFIC. A Fund also may make an election to mark any gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total returns. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

    A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

    INVESTMENTS IN OTHER INVESTMENT COMPANIES. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a RIC (each, an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income or as eligible for the dividends received deduction, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income or as eligible for the dividends received deduction, as the case may be, provided in each case that the Fund meets holding period and other requirements with respect to shares of the investment company.

    BACKUP WITHHOLDING. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is currently 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

    TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

    SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN BANK AND FINANCIAL ACCOUNTS. Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax adviser, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

    ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. Distributions paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends and, (3) interest-related dividends, each as defined and subject to certain conditions described below generally are not subject to withholding of U.S. federal income tax.

    In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

    The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (x) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (y) distributions attributable to gain that is (or is treated as) effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, including distributions subject to special rules regarding the disposition of U.S. real property interests, as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person to the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as short-term capital gain dividends and/or interest-related dividends as are eligible, but is not required to do so.

    In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as a short-term capital gain or interest-related dividends.

    Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

    Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

    A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund, unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of Shares of a Fund (as described below).

    Special rules would apply if a Fund, such as the Sterling Capital Stratton Real Estate Fund, were a “qualified investment entity” (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

    If a Fund were a QIE under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its Shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders, and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. In addition, if a Fund were a USRPI, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. Foreign shareholders should consult their tax advisers and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

    Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.

    In order for a foreign shareholder to qualify for lower withholding tax rates under income tax treaties, the exemptions from withholding tax discussed above for short-term capital gain and interest-related dividends (to the extent available), and/or an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisers in this regard.

    Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and –payment obligations discussed above through the sale and repurchase of Fund shares.

    Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund Shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund Shares through foreign entities should consult their tax advisers about their particular situations.

    A foreign shareholder may be subject to state and local tax and to the federal estate tax in addition to the federal tax on income referred to above.

    OTHER REPORTING AND WITHHOLDING REQUIREMENTS. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays, and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2017 (which date, under recent Treasury guidance, is expected to be delayed until on or after January 1, 2019). If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends). Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

    ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt entity that is a shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

    A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

    In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

    SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as investments through such plans and arrangements and the precise effect of such investments in their particular tax situations.

    GENERAL. Information set forth in the Prospectuses and this SAI that relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

ADDITIONAL INFORMATION

    The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

    No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

MANAGEMENT OF STERLING CAPITAL FUNDS

TRUSTEES AND OFFICERS

    The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

    The Trustees of the Funds (including Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”)), their ages, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Sterling Capital Funds complex that the Trustee oversees, and any other directorships or trusteeships held by the Trustee during the last five years in any publicly-traded company or registered investment company are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 3605 Glenwood Avenue, Suite 100, Raleigh NC 27612.

INDEPENDENT TRUSTEES

(1)	(2)	(3)	(4)	(5)	(6)
NAME AN DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE / LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS
Drew T. Kagan Birthdate: 02/48	Trustee Chairman of the Board of Trustees	Indefinite, 8/00 - Present	Retired; from September 2010 to March 2013, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	25	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 - Present	From March 2013 to present, Partner, Newport Board Group; from July 2010 to March 2013, governance and leadership consultant; from June 1998 to July 2010, President and CEO of Peace College	25	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 5/04 - Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	25	None

James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 – Present	Retired; from December 2009 to present, Consultant, Asphalt Systems, Inc.; from December 2007 to present, Consultant, Grand Mountain Bank	25	None

(1)	(2)	(3)	(4)	(5)	(6)
NAME AN DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE / LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS
Alan G. Priest Birthdate: 5/52	Trustee	Indefinite, 7/12-Present	Retired; from April 1993 to April 2012, Partner, Ropes & Gray LLP	25	None

INTERESTED TRUSTEE

Alexander W. McAlister* Birthdate: 3/60	Trustee	Indefinite, 11/10 - Present	From August 1981 to present, President, Sterling Capital	25	Director, Sterling Capital

*	Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Adviser.

Information about Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees supports the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The following specific experience, qualifications, attributes and/or skills were considered in respect of each Trustee:

•

Mr. Kagan - Significant executive experience including continuing service as chief executive officer of an investment services organization and past service as a manager of a mutual fund complex and as an executive of a banking organization.

•

Ms. Bingham - Significant executive experience as CEO and senior officer, including recognition as a National Association of Corporate Directors Governance Fellow, service as college president overseeing endowment investments and business strategy, and continuing service as a CEO/Board consultant, and as a director of charitable trusts and non-profit organizations.

•	Mr. Van Scoy - Significant executive experience including past service as senior executive vice president of a large investment services organization.

•	Mr. Roberts - Significant executive experience including past service as president of two publicly-traded banking firms and as head of corporate finance for a securities brokerage firm.

•	Mr. Priest - Significant experience as an attorney specializing in all aspects of investment company related laws and regulations.

•	Mr. McAlister - Significant executive experience including continuing service as president of an investment services organization and as sales director of an investment services organization.

    The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, BNY Mellon Investment Servicing (US) Inc. (the “Sub-Administrator” or “BNY Mellon Investment Servicing”), Sterling Capital or BB&T Corporation, receives any compensation from the Funds for acting as a Trustee.

    Sterling Capital’s Chief Compliance Officer (“CCO”), Mr. Brian M. Moran, also serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for its allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Moran.

OFFICERS

(1)	(2)	(3)	(4)

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/12-Present	From March 2012 to present, Executive Director, Sterling Capital; From June 2010 to March 2012, Director, Sterling Capital and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JP Morgan Chase & Co.; from February 2005 to August 2008, Senior Vice President and Manager of Mutual Fund Administration, Sterling Capital and its predecessors

Todd M. Miller Birthdate: 9/71	Treasurer and Secretary	Indefinite, Treasurer, 1/15 – Present; Secretary, 08/10-Present	From June 2009 to present, Director, Sterling Capital and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services

(1)	(2)	(3)	(4)

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
Krystle Edwards Birthdate: 02/86	Vice President	Indefinite, 11/14-Present	From May 2013 to present, Associate, Sterling Capital; from March 2012 to December 2012, Financial Advisor, First Command Financial Planning; from September 2009 to May 2012, student at Campbell University School of Law

Patricia L. Sloan Birthdate: 10/53	Vice President	Indefinite, 11/15 – Present	From August 2015 to present, Associate, Sterling Capital; from April 1976 to July 2015, Portfolio Administrator, Stratton Management Co.

Michelle A. Whalen Birthdate: 04/69	Vice President	Indefinite, 11/15 – Present	From August 2015 to present, Associate Director, Sterling Capital; from September 2000 to July 2015, Supervisor Mutual Fund Administration, Stratton Management Co.

Brian M. Moran Birthdate: 05/60	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 1/15-Present	From July 2014 to present, Chief Compliance Officer and Executive Director, Sterling Capital; from December 2006 to June 2014, Chief Compliance Officer and Director, TIAA-CREF and Teachers Personal Investors Services, Inc.

Andrew J. McNally Birthdate: 12/70	Assistant Treasurer	Indefinite, Assistant Treasurer, 6/10-Present; Treasurer, 04/07-06/10

From January 2007 to present, Vice

President and Senior Director; from July 2000 to December 2006, Vice President and Director , Fund Accounting and Administration Department, BNY Mellon Investment Servicing

Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11-Present	From November 2011 to present, Vice President; from March 2009 to

October 2011, Senior Manager and Vice President; from August 2005 to February 2009, Manager and Assistant Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing

Responsibilities of the Board of Trustees

    The Board has overall responsibility for the conduct of the affairs of the Trust. The Board sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and the election and qualification of his successor. The Board of Trustees may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

Board Leadership Structure

    The Board’s leadership structure features Independent Trustees serving as Board Chairman and as Chairperson of each of the Board’s Committees. This structure is reviewed by the Board regularly and the Board believes it to be appropriate and effective. All Independent Trustees are members of the Audit and Nominations Committees. Inclusion of all Independent Trustees in the Audit and Nominations Committees allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

    The officers of the Trust are elected annually by the Board. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Secretary of the Trust shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees. The Trust’s CCO must be approved by a majority of the Independent Trustees. Any officer may be removed, with or without cause, by the Board.

Board Oversight of Trust Risk

    The Board of Trustees’ role is one of oversight, rather than active management. This oversight extends to the Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of the Funds. The officers of the Funds, including the President and Principal Executive Officer, the Treasurer and Principal Financial Officer, and the CCO, report to the Board and to the Chairs of its Committees on a variety of matters at regular meetings of the Board and on an ad hoc basis.

    The Sterling Capital Funds have retained Sterling Capital as the Fund’s investment adviser and administrator. Sterling Capital provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Fund’s investments and operations. Employees of Sterling Capital serve as the Funds’ officers, including the Funds’ President and Principal Executive Officer and the CCO. The Board provides oversight of the services provided by Sterling Capital, including risk management services. In the course of providing oversight, the Board receives a wide range of reports on the Funds’ activities, including regarding the Funds’ investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board meets periodically with Sterling Capital personnel to receive reports on Sterling Capital and other service providers’ risk management services. The Board also meets periodically with the Funds’ CCO to receive reports regarding the compliance of the Funds with the federal securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of each Fund to receive reports regarding the management of the Funds, including its investment risks.

    For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:

NAME	POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUNDS
Alexander W. McAlister	Sterling Capital Management LLC, President
James T. Gillespie	Sterling Capital Management LLC, Executive Director
Brian M. Moran	Sterling Capital Management LLC, Executive Director and Chief Compliance Officer
Todd M. Miller	Sterling Capital Management LLC, Director
Krystle V. Edwards	Sterling Capital Management LLC, Associate

Patricia L. Sloan	Sterling Capital Management LLC, Associate
Michelle A. Whalen	Sterling Capital Management LLC, Associate Director
Andrew J. McNally	BNY Mellon Investment Servicing, Vice President, Fund Accounting and Administration Department
Julie M. Powers	BNY Mellon Investment Servicing, Vice President, Regulatory Administration Department

    No officers of the Funds, other than the Funds’ CCO, receive compensation directly from the Funds for performing the duties of their offices. Sterling Capital receives fees from the Funds for acting as Adviser and Administrator and BNY Mellon Investment Servicing receives fees from the Funds for acting as transfer agent and for providing fund accounting services to the Funds. In addition, BNY Mellon Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

    The purposes of the Audit Committee are to oversee the Funds’ accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Funds’ financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Funds and the scope of the audit; and to act as a liaison between the Funds’ independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Priest, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Priest serves as chair of the Audit Committee. For the period beginning November 16, 2015 to December 31, 2015, there was one meeting of the Audit Committee.

NOMINATIONS COMMITTEE

    The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Priest, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. For the period beginning November 16, 2015 to December 31, 2015, there were no meetings of the Nominations Committee.

    Pursuant to procedures adopted by the Board, the Nominations Committee may consider Trustee candidates recommended by members of the Nominations Committee, candidates recommended by other members of the Board, candidates recommended by shareholders, or candidates recommended by the Trust’s management. Shareholder recommendations should be submitted to the Nominations Committee in care of Sterling Capital Funds. Recommendations for candidates as Trustees of Sterling Capital Funds will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies.

SECURITIES OWNERSHIP

    For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2015.

    The following table shows information for Trustees who are not “interested persons” of the Funds as defined in the 1940 Act:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES
Drew T. Kagan	None	$50,001-$100,000

Laura C. Bingham	None	>$100,000

James L. Roberts	None	>$100,000

Douglas Van Scoy	None	>$100,000

Alan G. Priest	None	>$100,000

    The following table shows information for the Trustee who is an “interested person” of the Funds as defined in the 1940 Act:

Alexander W. McAllister	None	>$100,000

As of April 6, 2016, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund offered in the Prospectus.

TRUSTEE COMPENSATION

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION ESTIMATED FROM THE FUNDS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2016*	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUNDS AND FUND COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR ENDED DECEMBER 31, 2016**
Drew T. Kagan	$20,971	N/A	N/A	$110,000
Laura C. Bingham	$18,302	N/A	N/A	$96,000
Douglas R. Van Scoy	$17,158	N/A	N/A	$90,000
Alan G. Priest	$20,018	N/A	N/A	$105,000
James L. Roberts	$17,158	N/A	N/A	$90,000
Alexander W. McAlister	$ 0	N/A	N/A	$ 0

* The compensation presented in this column is an estimate of the portion of the meeting fees payable to the trustees of Sterling Capital Funds that will be allocated to the Fund, for the fiscal year ending December 31, 2016.

** The compensation presented in this column is an estimate of the meeting fees payable of the trustees of Sterling Capital Funds for the fiscal year ending December 31, 2016.

CODES OF ETHICS

    Sterling Capital Funds and Sterling Capital have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

INVESTMENT ADVISER

    Investment advisory and management services are provided to the Funds by Sterling Capital pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of October 1, 2010, as amended.

    Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by each Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of (0.700%) of the Sterling Capital Stratton Mid Cap Value Fund’s average daily net assets; (0.575%) of the Sterling Capital Stratton Real Estate Fund’s average daily net assets; and (0.850%) of the Sterling Capital Stratton Small Cap Value Fund’s average daily net assets or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.

    The Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.

    Unless sooner terminated, the Advisory Agreement will continue in effect as to each of the Funds from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION—Miscellaneous”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by Sterling Capital. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

    For the fiscal year ended December 31, 2015, Sterling Capital received the following investment advisory fees (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund):

	FISCAL YEAR ENDED DECEMBER 31, 2015(1)
	PAID	WAIVED
Sterling Capital Stratton Mid Cap Value Fund	$531,035	$0
Sterling Capital Stratton Real Estate Fund	610,411	0
Sterling Capital Stratton Small Cap Value Fund	11,916,075	0

(1)	Funds commenced operations on November 16, 2015.

    The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including and allocable portion of the cost of the Adviser’s employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Funds, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.

    Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.’

PORTFOLIO MANAGERS

    The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. One portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF DECEMBER 31, 2015*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Gerald M. Van Horn	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 1 Assets: $5.4 Million
Shawn M. Gallagher	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0
Andrew T. DiZio	Number: 0 Assets: $0	Number: 0 Assets: $0	Number: 0 Assets: $0

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

    As of December 31, 2015, the portfolio managers did not manage any accounts with respect to which the advisory fee is based on the performance of an account.

CONFLICTS OF INTEREST

    From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as a Fund, track the same indexes a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by a Fund. The Managed Accounts might also have different investment objectives or strategies than a Fund. Consequently, portfolio managers may purchase or sell securities for one Fund and not for a Managed Account.

    Sterling Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of a Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than a Fund, and investment decisions may be made in other accounts that are different than the decisions made for a Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by a Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.

    Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Sterling Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.

PORTFOLIO MANAGER COMPENSATION

    Sterling Capital offers investment professionals a compensation plan which can be comprised of three components: (i) base salary, which is linked to job function, responsibilities and experience, (ii) incentive compensation, which varies based on investment performance and other factors determined by management, and (iii) a percentage of firm revenues or profits. The lead portfolio managers for the Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund receive a base salary, incentive compensation based upon peer-relative performance and other subjective criteria as determined by executive management and a percentage of firm revenues or profits related to the products managed. For purposes of calculating incentive compensation, the Sterling Capital Stratton Mid Cap Value Fund and the Sterling Capital Stratton Real Estate Fund are measured against an average of their respective Lipper and Morningstar peer groups. Certain professionals’ compensation may also include revenue component. The lead portfolio manager for the Sterling Capital Stratton Small Cap Value Fund receives base compensation and a percentage of firm revenues or profits related to the products managed.

Incentive compensation is used as a retention tool in order to facilitate long-term commitments from key investment professionals.

SECURITIES OWNERSHIP

    The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers in the Funds as of December 31, 2015:

NAME OF PORTFOLIO MANAGER AND FUND MANAGED	FUNDS MANAGED	DOLLAR RANGE OF EQUITY SECURITIES
Gerald M. Van Horn, CFA	Sterling Capital Stratton Small Cap Value Fund	$500,001 - $1,000,000
Shawn M. Gallagher, CFA	Sterling Capital Stratton Mid Cap Value Fund Sterling Capital Stratton Real Estate Fund Sterling Capital Stratton Small Cap Value Fund	$100,001 - $500,000 $10,001 - $50,000 $50,001 - $100,000
Andrew T. DiZio, CFA	Sterling Capital Stratton Mid Cap Value Fund Sterling Capital Stratton Real Estate Fund Sterling Capital Stratton Small Cap Value Fund	$10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000

PROXY VOTING POLICIES AND PROCEDURES

    The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds that own voting securities to Sterling Capital. Proxy voting policies and procedures or summaries thereof are attached as Appendix B.

    You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.sterlingcapitalfunds.com or by contacting us in writing at Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.

PORTFOLIO TRANSACTIONS

    The Advisory Agreement for each Fund provides that the Adviser is responsible for selecting securities to be bought and sold, and brokers to execute those transactions. Transactions on stock exchanges (including purchases and sales of exchange-trade funds) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

    During the period from November 16, 2015 (commencement of Fund operations) to December 31, 2015, the Funds paid the following aggregate brokerage commissions:

	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Sterling Capital Stratton Mid Cap Value Fund	9,845	0	9,845
Sterling Capital Stratton Real Estate Fund	2,025	0	2,025
Sterling Capital Stratton Small Cap Value Fund	0	0	0

    Allocation of transactions, including their frequency, to various dealers is determined by Sterling Capital in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Sterling Capital and does not reduce the advisory fees payable to Sterling Capital. Such information may be useful to Sterling Capital in serving both Sterling Capital Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sterling Capital in carrying out its obligations to Sterling Capital Funds.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Sterling Capital may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by Sterling Capital under the Advisory Agreement. Any advisory or other fees paid to Sterling Capital are not reduced as a result of the receipt of research services.

    In some cases Sterling Capital may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, Sterling Capital makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Sterling Capital will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Sterling Capital faces a potential conflict of interest, but Sterling Capital believe that its allocation procedures are reasonably designed to ensure that Sterling Capital, respectively, appropriately allocates the anticipated use of such services to their research and non-research uses.

    To the extent permitted by applicable rules and regulations, either Sterling Capital may execute portfolio transactions on behalf of the Funds through affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

    Investment decisions for each Fund are made independently from those for the other Sterling Capital Funds or any other investment company or account managed by Sterling Capital. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Sterling Capital Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Sterling Capital believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Sterling Capital may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Sterling Capital Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Funds, Sterling Capital will provide its services in accordance with its fiduciary obligations and will manage a Fund in the best interests of the Fund.

    SECURITIES OF “REGULAR BROKER-DEALERS.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds held at the close of their most recent fiscal year. As of December 31, 2015, the Funds held no securities of its “regular broker-dealers”.

DODD-FRANK ACT

    In July 2010, the U.S. Congress enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), which includes provisions for new regulation of registered investment companies and financial institutions. Because the legislation leaves much to rule making, its ultimate impact remains unclear.

    More generally, the regulation of mutual funds and financial institutions is an evolving area of law and is subject to modification by government and judicial action. Subject to certain conditions and restrictions, U.S. banking law currently permits a banking entity, such as BB&T (as well as certain of its affiliates), to acquire or retain an ownership interest in mutual funds, or to sponsor mutual funds. On December 10, 2013, five federal banking and financing regulatory agencies issued final rules implementing a provision of the Dodd-Frank Act that is commonly referred to as the “Volcker Rule.” Among other things, the Volcker Rule prohibits banking entities from owning and sponsoring hedge funds and private equity funds, referred to as “covered funds.” Under the Volcker Rule, the definition of covered funds encompasses any issuer that would be an investment company under the 1940 Act if it were not otherwise excluded by two provisions of the 1940 Act, section 3(c)(1) or 3(c)(7). However, the Volcker Rule excludes from the definition of covered funds certain entities with more general corporate purposes such as wholly owned subsidiaries, joint ventures and acquisition vehicles, as well as SEC-registered investment companies (such as the Funds) and business development companies. The precise scope of this exclusion will be further refined by additional regulatory guidance. Accordingly, the full effect of the Volcker Rule on the Funds is not fully known at this time. The Volcker Rule is likely to have a significant impact on banking entities, such as BB&T and any covered funds in which banking entities currently invest or sponsor or in which a bank entity may be a counterparty or service provider and may therefore have an impact on the Funds.

    The Volcker Rule and/or other banking regulations may prevent the Funds from operating as intended, may restrict the activities, including the investment activities of the Funds, and may prevent the Funds from pursuing their investment objectives and employing their investment strategies. Moreover, there may be certain investment opportunities, investment strategies or actions that the Adviser will not undertake on behalf of the Funds in view of the relationship of BB&T (and its affiliates) to the Funds or BB&T (and its affiliates) client or firm activities, regardless of whether (i) the Adviser believes such opportunities, strategies or actions to be in the best interest of a Fund or (ii) the consent and disclosure requirements of the Investment Advisers Act of 1940 could be satisfied. Further, the investment opportunities, investment strategies or actions of a Fund may be limited in order to comply with the Volcker Rule’s restrictions on material conflicts of interest. A fund that is not advised by an affiliate of a banking entity, such as BB&T, may not be subject to these considerations.

ADMINISTRATOR

    Sterling Capital, 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as the Administrator (the “Administrator”) to each Fund pursuant to an Administration Agreement effective October 1, 2010, as amended.

    Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds’ statistical and research data and certain bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Funds’ operations (other than those performed by Sterling Capital under the Advisory Agreement and those performed by U.S. Bank National Association under their custodial services agreements with the Funds, and those performed by BNY Mellon Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

    Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from each series of the Sterling Capital Funds that is calculated based upon each series of the Sterling Capital Funds’ (except the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund) average net assets as well as the average net assets of the remaining series of Sterling Capital Funds (except Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund). The fee shall be calculated at an annual rate of 0.1075%, applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annual rate of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at the annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. No asset-based fee will be applied to the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Funds shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.

    Alternatively, the Funds may pay a fee as may from time to time be agreed upon in writing by Sterling Capital Funds and the Administrator. A fee agreed to in writing from time to time by the Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of such Fund during the period when such lower fee is in effect.

    For the period commencing November 16, 2015 to December 31, 2015, for its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):

FISCAL YEAR ENDED

	DECEMBER 31, 2015(1)
	PAID	ADDITIONAL AMOUNT WAIVED

Sterling Capital Stratton Mid Cap Value Fund	$7,393	—
Sterling Capital Stratton Real Estate Fund	$10,650	—
Sterling Capital Stratton Small Cap Value Fund	$133,061	—

(1)	Funds commenced operations on November 16, 2015.

    The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue for a period of three years (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.

    The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.

SUB-ADMINISTRATOR

    BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Funds pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator’s duties, for which BNY Mellon Investment Servicing receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the Funds’ average net assets. The fee shall be calculated at the annual rate of 0.0370% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.

UNDERWRITER

    Sterling Capital Distributors, LLC, 899 Cassatt Road, 400 Berwyn Park, Berwyn, PA 19312, serves as principal underwriter to each Fund pursuant to an Amended and Restated Underwriting Agreement effective as of April 1, 2012, as amended, that incorporates by reference the terms of an underwriting agreement between the Distributor and the Sterling Capital Funds dated April 23, 2007, as amended and restated as of July 1, 2010 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Funds’ Board of Trustees or by the vote of a majority of the outstanding Shares of the Sterling Capital Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is not affiliated with the Adviser, or any other service provider for the Trust.

    Under the Underwriting Agreement the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares and the Distributor and its officers have no roles in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution Plan adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Adviser may also compensate the Distributor for services provided to the Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

    For the period commencing November 16, 2015 to December 31, 2015, Sterling Capital Distributors, LLC, the Funds’ underwriter, received the following fees with respect to the Class A and Class C Shares from the Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

2015*

FUND	A CLASS		C CLASS

	PAID	WAIVED	PAID	WAIVED
Sterling Capital Stratton Mid Cap Value Fund	$0	$0	$1	$0
Sterling Capital Stratton Real Estate Fund	0	0	1	0
Sterling Capital Stratton Small Cap Value Fund	0	0	1	0

* Funds commenced operations on November 16, 2015.

    The Distribution Plan was initially approved on August 18, 1992 by the Sterling Capital Funds’ Board of Trustees, including a majority of the trustees who are not interested persons of the Sterling Capital Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A and Class C Shares of the Funds.

    In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class C Shares of that Fund. The Distribution Plan may be amended by vote of the Funds’ Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund’s Class A and Class C Shares. Sterling Capital Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

    The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund’s Class A and Class C Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund’s Class A and Class C Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning a Fund’s Class A and Class C Shares.

    The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. The Distributor sets aside distribution fees in a retention account that is used solely for expenses incurred pursuant to the Distribution Plan.

The Distribution Plan also contains a so-called “defensive” provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

EXPENSES

Sterling Capital bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees and Officers of the Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A and Class C Shares and Institutional Shares of a Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A and Class C Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A and Class C Shares.

CUSTODIAN

U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Funds.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, DE 19809, serves as transfer agent to the Funds pursuant to a Transfer Agency and Blue Sky Services Agreement. BNY Mellon Investment Servicing receives a fee based on the type of services provided to the Funds as agreed upon by the Funds and BNY Mellon Investment Servicing.

BNY Mellon Investment Servicing also provides fund accounting services to the Funds pursuant to the Fund Accounting Agreement. For its services, BNY Mellon Investment Servicing receives a fee from a Fund at the annual rate of 0.0075% of such Fund’s average daily net assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm. KPMG LLP’s address is 1601 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL

Ropes & Gray LLP, One Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600, is counsel to the Funds.

ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

    Sterling Capital Funds was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of Sterling Capital Funds’ Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. Sterling Capital Funds presently has twenty-five series of Shares offered to the public which represent interests in the Stratton Mid Cap Value Fund, Stratton Real Estate Fund, Stratton Small Cap Value Fund, Behavioral International Equity Fund, Ultra Short Bond Fund, Behavioral Large Cap Value Equity Fund, Mid Value Fund, Behavioral Small Cap Value Equity Fund, Special Opportunities Fund, Equity Income Fund, Long/Short Equity Fund, Short Duration Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund, Securitized Opportunities Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, Diversified Income Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund, respectively. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of Sterling Capital Funds into one or more additional series.

    Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Sterling Capital Fund which are available for distribution.

    Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

    As used in this SAI, a “vote of a majority of the outstanding Shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Sterling Capital Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Sterling Capital Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

    Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

    The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Funds for payment.

DISCLOSURE OF PORTFOLIO HOLDINGS

    The Trust has adopted its own policies and procedures governing when information regarding portfolio holdings may be made available to third parties. No earlier than ten calendar days after the end of a quarter, the Funds will make public on the Funds’ Web site a complete schedule of each Fund’s holdings. Such information will be current as of the end of the most recent calendar quarter and will be available on the Funds’ Web site until updated for the next applicable period.

    In addition, portfolio holdings information may be made available to third parties in the following circumstances:

– After it has been made public on the Funds’ Web site or through a filing with the SEC; or

– In marketing or other materials, provided that the information regarding portfolio holdings disclosed in the materials are at least fifteen (15) days old; or

– When (i) the Funds have a legitimate business purpose for doing so; (ii) the disclosure is in the best interests of the Funds and their shareholders1; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Funds’ Chief Executive Officer or Chief Financial Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws. Such disclosures shall be authorized by the Funds’ Chief Executive Officer or Chief Financial Officer and shall be reported to the Boards of Trustees at their next scheduled meeting.

Separate account clients of Sterling Capital (and parties who offer separate account services) may have access to information about their portfolio holdings, and are not subject to the Funds’ portfolio holdings disclosure policies and procedures. Some of the separate accounts managed by Sterling Capital have substantially similar investment objectives and strategies to those of the Funds and, therefore, potentially similar portfolio holdings.

Disclosure to the Funds’ Service Providers

The Funds may provide information to their service providers regarding the Funds’ portfolio holdings that have not been disclosed on the Trust’s Web site or included in a filing with the SEC where relevant to duties to be performed for the Funds. Such service providers include, but are not limited to, fund accountants, administrators, sub-administrators, investment advisers, rating agencies, custodians, proxy voting service providers, independent public accountants and attorneys. The Funds’ service providers are prohibited, by explicit agreement or by virtue of their duties to the Funds, from disclosing to other third parties material non-public information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. In instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.

Specific instances in which selective disclosure may be appropriate include, without limitation, disclosure to the Trustees of or service providers to the Funds who have a reasonable need of that information to perform their services for the Funds, including, but not limited to, the Adviser/Administrator; M2 Marketing; Ropes & Gray LLP, attorneys for the Funds, and other attorneys for the Funds who may provide services from time to time; the Funds’ independent registered public accounting firm; U.S. Bank, N.A., the Funds’ custodian; BNY Mellon Investment Servicing , the Funds’ transfer agent, fund accountant and sub-administrator; Broadridge, the Funds’ proxy voting service provider; and R.R. Donnelley & Sons Company, the Funds’ financial printer.

    Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall such information be disclosed for compensation.

MISCELLANEOUS

    Sterling Capital Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for the Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of Sterling Capital Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Sterling Capital Funds officers regarding expected trends and strategies.

1 In determining whether disclosure is in the best interests of the Funds and their shareholders, the Funds’ Chief Executive Officer or Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, or its principal underwriter, on the other.

Sterling Capital Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of April 6, 2016:

FUND/CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER

STRATTON MID CAP VALUE FUND (A SHARES)
BNYM I S TRUST CO CUST ROLLOVER IRA CHRISTINE P CARTER 1005 YADKIN VALLEY RD ADVANCE NC 27006-8709	58.4734%
BNYM I S TRUST CO CUST IRA FBO TIMOTHY HARRIS 4205 BARTLET GLEN LN FAYETTEVILLE NC 28306-9357	18.7850%
BNYM I S TRUST CO CUST ROTH IRA FBO ELIZABETH HARRIS 4205 BARTLET GLEN RD FAYETTEVILLE NC 28306	10.9359%
BRUCE D GWIN 1432 HIGHWAY 544 #B6 CONWAY SC 29526-0000	6.0178%
STERLING CAPITAL MANAGEMENT LLC SEED ACCOUNT ATTN JAMES GILLESPIE 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701	5.7879%
STRATTON MID CAP VALUE FUND (C SHARES)
STERLING CAPITAL MANAGEMENT LLC SEED ACCOUNT ATTN JAMES GILLESPIE 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701	100.0000%
STRATTON MID CAP VALUE FUND (I SHARES)
CHARLES SCHWAB & CO INC REINVEST ACCT ATTN BOOK ENRTY 8TH FLR 101 MONTGOMERY ST # DEPT SAN FRANCISCO CA 102922008	27.0545%
SEI PRIVATE TRUST COMPANY C/O MELLON BANK ATTN: MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	13.4483%
STRATTON REAL ESTATE FUND (A SHARES)
BNYM I S TRUST CO CUST IRA FBO DIANE B THOMPSON 5109 THE WOODS RD KITTY HAWK NC 27949-4070	25.2587%
YOLANDA C PEAY 3295 LEE ALTMAN DR DALZELL SC 29040-9785	20.6969%

BB&T SECURITIES IRA C/F
LINDA C POTTS 119 SUNSET LN EDENTON NC 27932-8515	15.5438%
BB&T SECURITIES IRA C/F SUE W SWANNER 121 KIMBERLY DR EDENTON NC 27932-1611	12.0188%
BB&T SECURITIES, LLC SUB 001 8006 DISCOVERY DR RICHMOND VA 23229	9.4197%
BNYM I S TRUST CO CUST IRA FBO JAMES W ROUNTREE 2203 MAIN STREET EXT ELIZABETH CITY NC 27909-9036	6.7757%
STRATTON REAL ESTATE FUND (C SHARES)
BNYM I S TRUST CO CUST IRA FBO ALAFAYE S MCMURRIN 320 HOLLY STREET ELIZABETH CITY NC 27909	44.9674%
BNYM I S TRUST CO CUST IRA FBO JANEL L SHAW 116 NORTHBANKS RD ELIZABETH CITY NC 27909-8511	41.4535%
STERLING CAPITAL MANAGEMENT LLC SEED ACCOUNT ATTN JAMES GILLESPIE 434 FAYETTEVILLE ST FL 5 RALEIGH NC 27601-1701	13.5791%
STRATTON REAL ESTATE FUND (I SHARES)
CHARLES SCHWAB & CO INC REINVEST ACCT ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST # DEPT SAN FRANCISCO CA 94104-4122	15.8308%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	13.3129%
STRATTON SMALL CAP VALUE FUND (A SHARES)
ROBERT W BAIRD & CO. INC. 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	43.1915%
BNYM I S TRUST CO CUST IRA FBO DIANE B THOMPSON 5109 THE WOODS RD KITTY HAWK NC 27949-4070	16.8131%
BNYM I S TRUST CO CUST ROLLOVER IRA CHRISTINE P CARTER 1005 YADKIN VALLEY RD ADVANCE NC 27006-8709	16.1174%
ROBERT W BAIRD & CO. INC. 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	15.8265%
STRATTON SMALL CAP VALUE FUND (C SHARES)
ROBERT W BAIRD & CO. INC. 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	87.5622%
ROBERT W BAIRD & CO. INC. 777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	9.5461%

STRATTON SMALL CAP VALUE FUND (I SHARES)
CHARLES SCHWAB & CO INC SPL CSTY A/C FBO CUSTOMERS REINVEST ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST # DEPT122 SAN FRANCISCO CA 94104-4122	28.3531%
WELLS FARGO BANK, NA FBO OMNIBUS ACCOUNT CASH/CASH PO BOX 1533 MINNEAPOLIS, MN 55480	26.5415%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUST ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	20.0745%

    The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

FINANCIAL STATEMENTS

Audited Financial Statements as of December 31, 2015 are incorporated by reference herein, and included in the Annual Report to shareholders, dated as of December 31, 2015, which has been previously sent to shareholders of the Funds pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Fund’s latest Semi-Annual Report, when available, may be obtained without charge by contacting the Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

APPENDIX A

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Fund include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Fund and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.

LONG - TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the six highest long-term obligation ratings by Moody’s (Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification, with the exception of Aaa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.):

Aaa	Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.

Baa	Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Description of the six highest long-term issue credit ratings by S&P (The ratings, with the exception of AAA. may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.):

AAA	An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB;

B; CCC; CC; and C Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

Description of the six highest international long-term credit ratings by Fitch (The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category.):

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Description of the six highest long-term debt rating categories by DBRS (All rating categories other than AAA also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.):

AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA

Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A

Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB	Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be affixed to the rating symbols from AA to B to indicate relative standing within each of those rating scales.):

AAA	The highest level of certainty of an obligor to honor its financial obligations.

AA	A very high level of certainty to honor the financial obligations.

A	A high level of certainty to honor the financial obligations.

BBB	An adequate level of certainty to honor the financial obligations. However, this certainty is more likely to diminish in the future than with the higher rating categories.

BB	Although the level of certainty to honor the financial obligations is not currently considered problematic, this certainty may not persist in the future.

B	A low level of certainty to honor the financial obligations, giving cause for concern.

Description of the six highest long-term debt ratings by Best’s (Best’s Long-Term Issue Ratings Categories, with the exception of aaa include Rating Notches to reflect a gradation within the category to indicate whether credit quality is near the top or bottom of a particular Rating Category. Rating Notches are expressed with a “+” (plus) or “-” (minus).):

aaa	Exceptional. Assigned to issues, where, in Best’s opinion, there is an exceptional ability to meet the terms of the obligation.

aa	Superior. Assigned to issues, where, in Best’s opinion, there is a superior ability to meet the terms of obligation.

a	Excellent. Assigned to issues, where, in Best’s opinion, there is an excellent ability to meet the terms of the obligation.

bbb	Good. Assigned to issues, where , in Best’s opinion, there is a good ability to meet the terms of the obligation; however, the issue is more susceptible to changes in economic or other conditions.

bb

Fair. Assigned to issues, where, in Best’s opinion, fair credit characteristics exist, generally due to a moderate margin of principal and interest payment protection or other issue specific concerns that may be exacerbated by a vulnerability to economic changes or other conditions.

b

Marginal. Assigned to issues, where, in Best’s opinion, marginal credit characteristics exist, generally due to a modest margin of principal and interest payment protection or other issue specific concerns that may be exacerbated by an enhanced vulnerability to economic changes or other conditions.

Description of the six highest long-term debt ratings by R&I (A plus (+) or minus (-) sign may be appended to the categories (except for AAA) indicate relative standing within each rating category. The plus and minus signs are part of the rating symbols.):

AAA	Highest creditworthiness supported by many excellent factors.

AA	Very high creditworthiness supported by some excellent factors.

A	High creditworthiness supported by a few excellent factors.

BBB	Creditworthiness is sufficient, though some factors require attention in times of major environmental changes.

BB	Creditworthiness is sufficient for the time being, though some factors require due attention in times of environmental changes.

B	Creditworthiness is questionable and some factors require constant attention.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its short-term debt ratings:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P’s description of its six highest short-term issue credit ratings:

A-1

A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated “‘B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D     A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Description of the six highest international short-term credit ratings by Fitch:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD:

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS’ description of its six highest short-term debt ratings (The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.):

R-1	(high) Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1

(middle) Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1

(low) Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2	(high) Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2

(middle) Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2

(low) Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3

Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D     When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”

JCR’s	description of its short-term debt ratings:

J-1

The highest level of certainty of an obligor to honor its short-term financial obligations. Within this rating category, obligations for which the certainty is particularly high are indicated by the symbol J-1+.

J-2	A high level of certainty to honor the short-term financial obligations, but slightly less than J-1.

J-3	An adequate level of certainty of an obligor to honor its short-term financial obligations, but susceptible to adverse changes in circumstances.

NJ	The certainty of an obligor to honor its short-term financial obligations is less than in the upper-ranking categories.

LD	JCR judges that while an obligor does not honor part of the agreed to financial obligations, but it honors all its other agreed to financial obligations.

D	JCR judges that all the financial obligations are, in effect, in default.

Best’s	description of its six highest short-term debt ratings:

AMB-1+	Strongest. Assigned to issues, where, in Best’s opinion, the strongest ability to repay short-term debt obligations exists.

AMB-1	Outstanding. Assigned to issues, where, in Best’s opinion, an outstanding ability to repay short-term debt obligations exists.

AMB-2	Satisfactory. Assigned to issues, where, in Best’s opinion, a satisfactory ability to repay short-term debt obligations exists.

AMB-3

Adequate. Assigned to issues, where , in Best’s opinion, an adequate ability to repay short-term debt obligations exists; however, adverse economic conditions likely will reduce the capacity to meet financial commitments.

AMB-4

Questionable. Assigned to issues that, in Best’s opinion, contain questionable credit characteristics and are vulnerable to adverse economic or external changes, which could have a marked impact on the ability to meet financial commitments.

R&I’s description of its short-term debt ratings (A plus (+) sign may be appended to the a-1 category to indicate a particularly high level of the certainty. The plus sign is part of the rating symbols.):

a-1         Certainty of the fulfillment of a short-term obligation is high.

a-2	Certainty of the fulfillment of a short-term obligation is high, though some factors require attention.

a-3	Certainty of the fulfillment of a short-term obligation is sufficient for the time being, though some factors require attention in times of major environmental changes.

b	Certainty of the fulfillment of a short-term obligation is not equal to that of a short-term obligation rated in the “a” categories and some factors require attention.

c	The lowest rating. A short-term obligation is in default or is highly likely to default.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody’s description of its two highest short-term loan and municipal note ratings:

MIG1This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

VMIG	1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG	2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

APPENDIX B

STERLING CAPITAL MANAGEMENT COMPLIANCE MANUAL	Rev. 2/2007; 11/2007; 02/2008; 1/2009; 3/3/2010; 8/18/2010; 1/19/2011; 7/2011, 1/2012; 5/2013; 9/26/2013; 11/13/2013; 06/11/2014; 2/10/2015

PROXY VOTING

In accordance with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940, Sterling has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Each client may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she authorizes Sterling to vote proxies on behalf of the client. Sterling’s authority to vote the proxies of our clients is established by our advisory agreements or comparable documents.

Proxy Voting Policies and Procedures

Under Rule 206(4)-6, each registered adviser that exercises proxy voting authority over client securities is required to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. The procedures must describe how the adviser addresses material conflicts that may arise between the interests of the adviser and its clients;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted their proxies; and
•	Describe their proxy voting policies and procedures to clients (on Form ADV or elsewhere)

and, upon request, furnish a copy of the policies and procedures to the requesting client.

Recordkeeping - Rule 206(4)-6 and Rule 204-2

Sterling shall maintain the following materials for five years in an easily accessible place (the first two years in Sterling’s home office):

a)	Sterling’s proxy voting policies and procedures;
b)	Copies of proxy statements Sterling received for client securities;
c)	Records of votes cast by Sterling (including by any third party provider that Sterling has engaged to cast votes) on behalf of any client;
d)	Copies of all documents created by Sterling that were material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision;
e)

Copies of each written client request for information on how Sterling voted proxies on behalf of the client, and a copy of any written response by Sterling to any (written or oral) client request for that information on behalf of the requesting client;

f)	List of issuers that represent a potential or actual conflict of interest;
g)	All other documents received from the Proxy Committee in fulfilling their responsibilities.

Sterling may satisfy requirements (b) and (c) above by relying on a third party to make and retain the relevant documents on Sterling’s behalf if Sterling first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. Sterling may also satisfy the requirement of (b) above by relying on obtaining a copy of a proxy statement from the SEC’s EDGAR system.

Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. No later than August 31st of each year, a mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s proxy voting record for the most recent 12-month period ended June 30th. The proxy rules are contained in the SEC release available at http://www.sec.gov/rules/final/ia-2106.htm. Please refer to section XI. E- Other Regulatory Filings for more information on Form N-PX.

THE PROXY COMMITTEE

With respect to clients’ securities (including Sterling Capital Funds’ securities) for which Sterling has responsibility for voting proxies, the Proxy Committee has oversight of Sterling’s proxy voting process including the development and updating of Sterling’s proxy policies and procedures and Conflict of Interests List. The Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more functions including recordkeeping, vote submission and vote recommendations. The Committee has delegated the responsibility of overseeing the proxy voting process and recordkeeping to the Operations Manager. The firm’s Controller is responsible for maintaining the Business Relationship List. Sterling’s proxy voting guidelines are reviewed at least annually by the Proxy Committee.

PROXY VOTING GUIDELINES

Sterling votes proxies for securities that are traded on U.S. Exchanges. Sterling has adopted and implemented written proxy policies and procedures reasonably designed to ensure that proxies are voted solely in the best interest of clients and for the exclusive purpose of providing economic benefits to them. The policy includes procedures to resolve material conflicts of interests that may arise between Sterling and its clients.

Sterling’s Proxy Committee adopted Glass Lewis (“GL”) Proxy Guidelines, effective 1/1/2011. The Guidelines enable Sterling to vote in a manner consistent with its fiduciary responsibility. Proxy meetings are voted in accordance with the GL recommendations, unless overridden by the covering equity analyst or directed by a client. To the extent that an analyst reviews a given GL recommendation and determines that the best interests of Sterling’s clients who hold the security would likely be better served by rejecting the GL recommendation, the analyst shall promptly notify the Proxy Committee and provide copies of all documents that memorialize the basis for the decision. The Operations Manager, or designee, will submit the analyst’s recommendation with respect to all shares for which Sterling has responsibility for voting proxies. The Operations Manager, or designee, will file the documentation submitted by the analyst used in the decisions making process.

CONFLICTS OF INTEREST

In some circumstances, an issuer’s proxy may present an actual or potential conflict of interest between Sterling and a client holding securities of the issuer. As stated above, it is Sterling’s policy that all proxies for a client’s securities are voted strictly with the best interest of the client.

The Proxy Committee will maintain a list of issuers with which Sterling has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interest. Examples include BB&T Corporation, Sterling Capital Funds and any other company that has a material business relationship with Sterling.

If an issuer on the conflict of interest list issues a proxy the proxy will be voted according to the GL recommendation and may not be overridden.

PROVIDING INFORMATION REGARDING PROXY VOTING POLICIES & PROCEDURES

Upon opening any new client account, the client will be provided a copy of Sterling’s Form ADV2 which includes a summary of Sterling’s Proxy Voting Policies and Procedures. The summary indicates that a copy of the full policies and procedures is available upon request and includes instructions for obtaining information regarding how the clients’ proxies were voted.

Clients may obtain a copy of Sterling’s proxy policies and procedures and/or a report summarizing how the client’s securities were voted by contacting Chief Compliance Officer at scmcompliance@sterling-capital.com

PROXY VOTING FOR NEW/TRANSFER-IN-KIND

When Sterling takes over management of a portfolio, the existing securities in the portfolio may be sold. However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling may not vote such proxies. Proxies for companies that are no longer held in a client’s portfolio have no economic value. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.

SECURITIES LENDING BY CLIENT

If a client lends securities, Sterling will vote the securities’ shares as reported by the client’s custodian.

INSTANCES WHERE STERLING MAY NOT VOTE PROXIES

Sterling may be unable to vote or may determine to refrain from voting in certain circumstances. The following highlights some potential instances in which a proxy may not be voted:

Share Blocking Proxy Voting in certain countries requires “share blocking”. Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the client’s custodian banks. We may determine that the value of the exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where Sterling wants to retain the ability to trade shares, we may abstain from voting those shares. A list of the countries that meet this description is available upon request.

Other Considerations In limited circumstances, other market specific impediments to voting shares may limit Sterling’s ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, Sterling will vote securities on a best efforts basis.

STRSAI-0516

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated April 5, 2016 is filed herewith.

(b)(1)	Amended and Restated Bylaws dated November 19, 2015 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)	Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amendment to Investment Advisory Agreement dated November 20, 2012 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)	Amendment to Investment Advisory Agreement dated November 15, 2012 is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v)	Amendment to Investment Advisory Agreement dated February 1, 2014 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vi)	Amendment to Investment Advisory Agreement dated November 28, 2014 is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)	Amendment to Investment Advisory Agreement dated August 20, 2015 is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)	Sub-Advisory Agreement between Sterling Capital Management and Lucas Capital Management, LLC dated July 25, 2013 is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(ix)	Sub-Advisory Agreement between Sterling Capital Management and Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.) dated December 10, 2013 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)	Sub-Advisory Agreement between Sterling Capital Management and Gator Capital Management, LLC dated August 1, 2013 is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xi)	Sub-Advisory Agreement between Sterling Capital Management and Emancipation Capital, LLC dated August 5, 2014 is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2014).

(xii)	Sub-Advisory Agreement between Sterling Capital Management and Caerus Investors, LLC dated November 23, 2015 is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

(e)(1)	Distribution Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is filed herewith.

(2)	Distribution Services Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is filed herewith.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(viii)	Amendment to the Custody Agreement dated November 20, 2012 is incorporated by reference to Exhibit (g)(2)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)	Amendment to the Custody Agreement dated December 12, 2013 is incorporated by reference to Exhibit (g)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)	Amendment to the Custody Agreement dated November 21, 2014 is incorporated by reference to Exhibit (g)(1)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xi)	Amendment to the Custody Agreement dated August 20, 2015 is incorporated by reference to Exhibit (g)(1)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(h)(1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)	Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amendment to Administration Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(iv)	Amendment to Administration Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(v)	Amendment to Administration Agreement dated November 15, 2012 is incorporated by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(vi)	Amendment to Administration Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vii)	Amendment to Administration Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(1)(vii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(viii)	Amendment to Administration Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(ix)	Amendment to Administration Agreement dated November 19, 2015 is incorporated by reference to Exhibit (h)(1)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)	Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)	Amendment to Sub-Administration Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vi)	Amendment to Sub-Administration Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(vii)	Amendment to Sub-Administration Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(viii)	Amendment to Sub-Administration Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(ix)	Amendment to Sub-Administration Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(x)	Electronic Prospectus Services Agreement dated July 30, 2015 is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(v)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(vi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Form of Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(vii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(viii)	Amendment to Transfer Agency and Blue Sky Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(4)(viii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(ix)	Amendment to Transfer Agency and Blue Sky Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(x)	Amendment to Transfer Agency and Blue Sky Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(4)(xi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xii)	Amendment to Transfer Agency and Blue Sky Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to Accounting Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(5)(vii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(viii)	Amendment to Accounting Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(5)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)	Amendment to Accounting Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(5)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)	Amendment to Accounting Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(5)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xi)	Amendment to Accounting Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(5)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)	Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)	Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(vi)	Amendment to Compliance Support Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(6)(vi) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vii)	Amendment to Compliance Support Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(6)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(viii)	Amendment to Compliance Support Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(6)(viii) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(ix)	Amendment to Compliance Support Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(6)(ix) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(x)	Amendment to Compliance Support Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(6)(x) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(7)	Special Custody and Pledge Agreement between the Registrant on behalf of the Sterling Capital Long/Short Equity Fund and BNP Paribas Prime Brokerage, Inc. dated December 10, 2013 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(8)	Prime Brokerage Agreement between the Registrant on behalf of the Sterling Capital Long/Short Equity Fund and BNP Paribas Primer Brokerage, Inc. dated December 11, 2013 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(i)(1)	Opinion of Ropes & Gray LLP, for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 114 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2015).

(i)(2)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(j)(1)	Consent of KPMG LLP is filed herewith.

(j)(2)	Consent of Tait, Weller & Baker LLP is filed herewith

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(i)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)	Amended and Restated Distribution and Shareholder Services Plan dated November 15, 2012 is incorporated by reference to Exhibit (m)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v)	Amended and Restated Distribution and Shareholder Services Plan dated December 12, 2013 is incorporated by reference to Exhibit (m)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vi)	Amended and Restated Distribution and Shareholder Services Plan dated November 25, 2014 is incorporated by reference to Exhibit (m)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)	Amended and Restated Distribution and Shareholder Services Plan dated August 20, 2015 is incorporated by reference to Exhibit (m)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(n)(1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(i)	Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)	Amendment to Multiple Class Plan dated November 15, 2012 is incorporated by reference to Exhibit (n)(1)(iv) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

(v)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(v) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(vi)	Amendment to Multiple Class Plan dated November 19, 2014 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vi)	Amendment to Multiple Class Plan dated August 20, 2015 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(p)(1)	Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended November 15, 2012 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

(2)	Code of Ethics for Sterling Capital Management LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(3)	Code of Ethics of Lucas Capital Management, LLC is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(4)	Code of Ethics of Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.) is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(5)	Code of Ethics of Gator Capital Management, LLC is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(6)	Code of Ethics of Emancipation Capital, LLC is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2014).

(7)	Code of Ethics of Caerus Investors, LLC is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Advisers

Sterling Capital Management LLC

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of December 31, 2015, Sterling Capital had approximately $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Executive Director and Portfolio Manager	Board of Directors of Bridges Investment Counsel, Inc.; Director of Bridges Investment Fund, Inc.; Director of Provident Trust Company

The principal business address of Bridges Investment Counsel, Inc. is 8401 West Dodge Road, Omaha, NE 68114.

Lucas Capital Management, LLC

Lucas Capital Management, LLC (“Lucas Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Lucas Capital is 2 Bridge Avenue, Suite 632, Red Bank, NJ 07701. Lucas Capital is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Advisers Act of 1940, as amended (the “Advisers Act”).

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Lucas Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Lucas Capital	Other business, profession, vocation, or employment
Russell J. Lucas, Principal	None
Ralf Sellig, Principal	Director of GTL Energy, Ltd.

Highland Capital Healthcare Advisors, L.P.

Highland Capital Healthcare Advisors, L.P. (“HCHA”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of HCHA is 300 Crescent Court Suite 700 Dallas, TX 75201. HCHA is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of HCHA is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with HCHA	Other business, profession, vocation, or employment
Michael Gregory, Portfolio Manager	Chief Investment Officer and Global Head of Highland Alternative Investors

Emancipation Capital, LLC

Emancipation Capital, LLC (“Emancipation Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Emancipation Capital is 825 Third Avenue, New York, NY 10022. Emancipation Capital is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Emancipation Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Emancipation Capital	Other business, profession, vocation, or employment
Charles Frumberg, Managing Member	Board of Directors of Nightingale Informatix; Sole Owner of Circle N Advisors, LLC

Gator Capital Management, LLC

Gator Capital Management, LLC (“Gator Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Gator Capital is 100 S. Ashley Drive, Suite 895, Tampa, FL 33602. Gator Capital is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Gator Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Gator Capital	Other business, profession, vocation, or employment
Derek Pilecki, Officer	None

Caerus Investors, LLC

Caerus Investors, LLC (“Caerus”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Caerus is 599 Lexington Avenue, 19th floor, New York, NY 10022. Caerus is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Caerus is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Caerus	Other business, profession, vocation, or employment
Ward Davis, Chief Investment Officer and Portfolio Manager	Co-founder and Portfolio Manager, Caerus Global Investors, LLC
Brian Agnew, Managing Partner and Portfolio Manager	Co-founder and Portfolio Manager, Caerus Global Investors, LLC
Andrea J.S. Sayago, Chief Compliance Officer	Chief Compliance Officer, Ramius LLC

Item 32. Principal Underwriter

Item 32 (a)	Sterling Capital Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Sterling Capital Funds

Item 32 (b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds 3605 Glenwood Avenue, Suite 100 Raleigh, NC 27612 Attention: Secretary (Registrant)
(2)

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

Sterling Capital Management LLC

3605 Glenwood Avenue, Suite 100

Raleigh NC 27612

(Investment Adviser and Administrator for all Funds)

(3)	U.S. Bank National Association 425 Walnut Street, M.L. CN-OH-W6TC Cincinnati, OH 45202 (Custodian)
(4)	Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02199-3600 (Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)
(5)	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809 (Fund Accountant, Transfer Agent, and Sub-Administrator)
(6)	Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) 400 Berwyn Park, Suite 110 899 Cassatt Road Berwyn, PA 19312 (Distributor)

Item 34. Management Services

Not applicable.

Item 35. Undertakings

(a)	The Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 119 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 28th day of April, 2016.

STERLING CAPITAL FUNDS

/s/ James T. Gillespie
*James T. Gillespie
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 119 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James T. Gillespie * James T. Gillespie	President	April 28, 2016

/s/ Todd M. Miller * Todd M. Miller	Treasurer	April 28, 2016

/s/ James L. Roberts *James L. Roberts	Trustee	April 28, 2016

/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	April 28, 2016

/s/ Drew T. Kagan *Drew T. Kagan	Trustee	April 28, 2016

/s/ Laura C. Bingham *Laura C. Bingham	Trustee	April 28, 2016

/s/ Alexander W. McAlister *Alexander W. McAlister	Trustee	April 28, 2016

/s/ Alan G. Priest *Alan G. Priest	Trustee	April 28, 2016

By:	/s/ Thomas R. Hiller
Thomas R. Hiller

*By Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Alexander W. McAlister
Alexander W. McAlister

POWER OF ATTORNEY

Alan G. Priest, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 1, 2012	/s/ Alan G. Priest
Alan G. Priest

POWER OF ATTORNEY

Todd M. Miller, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller and Margaret S. Moore, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 26, 2015	/s/ Todd M. Miller
Todd M. Miller

EXHIBIT INDEX

(a)(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust

(e)(1)	Distribution Agreement

(e)(2)	Distribution Services Agreement

(j)(1)	Consent of KPMG LLP

(j)(2)	Consent of Tait, Weller & Baker LLP